                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
FLOATING RATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE FLOATING RATE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME AND,
AS A SECONDARY OBJECTIVE, PRESERVATION OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   30

Statement of Operations............   31

Statements of Changes in Net
  Assets...........................   32

Financial Highlights...............   33

Notes to Financial Statements......   40

Proxy Voting.......................   56



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Floating Rate Fund (the Fund) Class A shares declined 24.05%
  (excluding sales charge) for the six months ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the unmanaged Credit Suisse First
  Boston Leveraged Loan Index, which fell 22.53% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------

                                                            Since
                                                          inception
                                      6 months*   1 year   2/16/06
-------------------------------------------------------------------
RiverSource Floating Rate Fund
  Class A (excluding sales charge)     -24.05%   -24.01%    -7.51%
-------------------------------------------------------------------
Credit Suisse First Boston Leveraged
  Loan Index (unmanaged)(1)            -22.53%   -22.22%    -6.67%
-------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 3.00% sales charge applicable to Class A shares of the Fund, which changed from 4.75% effective March 3, 2008, is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Credit Suisse First Boston (CSFB) Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
2  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                               SINCE
Without sales charge                     6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 2/16/06)               -24.05%   -24.01%    -7.51%
----------------------------------------------------------------------
Class B (inception 2/16/06)               -24.35%   -24.59%    -8.21%
----------------------------------------------------------------------
Class C (inception 2/16/06)               -24.34%   -24.58%    -8.22%
----------------------------------------------------------------------
Class I (inception 2/16/06)               -23.85%   -23.76%    -7.22%
----------------------------------------------------------------------
Class R4 (inception 2/16/06)              -23.85%   -23.68%    -7.22%
----------------------------------------------------------------------
Class R5 (inception 8/1/08)               -23.80%      N/A    -23.80%*
----------------------------------------------------------------------
Class W (inception 12/1/06)               -24.10%   -24.18%   -12.44%
----------------------------------------------------------------------
With sales charge
Class A (inception 2/16/06)               -26.35%   -27.63%    -9.02%
----------------------------------------------------------------------
Class B (inception 2/16/06)               -28.00%   -28.15%    -9.27%
----------------------------------------------------------------------
Class C (inception 2/16/06)               -25.07%   -25.30%    -8.22%
----------------------------------------------------------------------



AT DEC. 31, 2008
                                                               SINCE
Without sales charge                     6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 2/16/06)               -28.96%   -30.44%    -9.53%
----------------------------------------------------------------------
Class B (inception 2/16/06)               -29.23%   -30.97%   -10.22%
----------------------------------------------------------------------
Class C (inception 2/16/06)               -29.23%   -30.97%   -10.22%
----------------------------------------------------------------------
Class I (inception 2/16/06)               -28.84%   -30.15%    -9.25%
----------------------------------------------------------------------
Class R4 (inception 2/16/06)              -28.74%   -30.04%    -9.24%
----------------------------------------------------------------------
Class R5 (inception 8/1/08)               -28.02%      N/A    -28.02%*
----------------------------------------------------------------------
Class W (inception 12/1/06)               -29.00%   -30.53%   -15.26%
----------------------------------------------------------------------
With sales charge
Class A (inception 2/16/06)               -31.08%   -33.71%    -9.53%
----------------------------------------------------------------------
Class B (inception 2/16/06)               -32.66%   -34.24%   -11.29%
----------------------------------------------------------------------
Class C (inception 2/16/06)               -29.91%   -31.62%   -10.22%
----------------------------------------------------------------------



On March 3, 2008, the maximum sales charge for Class A shares changed from 4.75% to 3.00%. Class A share performance for each period of one year and since inception reflects the maximum sales charge of 4.75%, which was in effect at the beginning of each of those periods. Class A share performance for each six-month period reflects the maximum sales charge of 3.00%, which was in effect at the beginning of each of those periods. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4, Class R5 and Class W shares. Class I, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.


--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
   X                      LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     3.8 years
--------------------------------------
Weighted average loan and
  bond rating(2)             BB-
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.09%       1.01%
-----------------------------------------
Class B              1.85%       1.77%
-----------------------------------------
Class C              1.85%       1.76%
-----------------------------------------
Class I              0.76%       0.70%
-----------------------------------------
Class R4             1.05%       0.94%
-----------------------------------------
Class R5(b)          0.81%       0.75%
-----------------------------------------
Class W              1.20%       1.15%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated by discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.01% for Class A, 1.77% for Class B, 1.76% for Class C, 0.70% for Class I, 0.94% for Class R4, 0.75% for Class R5 and 1.15% for Class W.
(b) Inception date for Class R5 is July 24, 2008. Initial capital for Class R5 was invested on July 24, 2008. Class R5 shares were first offered to the public on Aug. 1, 2008.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) WEIGHTED AVERAGE LOAN AND BOND RATING represents the average credit quality of the underlying loans and bonds in the portfolio.

RiverSource Floating Rate Fund is designed for investors with an above average risk tolerance. The Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their

--------------------------------------------------------------------------------
4  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


interest rates do not rise as much as interest rates in general. Limited liquidity will affect the ability of the fund to purchase or sell floating rate loans and have a negative impact on fund performance. The floating rate loans and securities in which the fund invests are lower-rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


ASSET ALLOCATION & SECTOR DIVERSIFICATION(1)
(at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------


BONDS                                       2.3%
------------------------------------------------
Asset-Backed                                0.1%
------------------------------------------------
Consumer Discretionary                      0.6%
------------------------------------------------
Financials                                  0.3%
------------------------------------------------
Industrials                                 0.2%
------------------------------------------------
Materials                                   0.6%
------------------------------------------------
Telecommunication                           0.5%
------------------------------------------------
CLOSED-END FUNDS                            1.0%
------------------------------------------------

SENIOR LOANS                               83.3%
------------------------------------------------
Consumer Discretionary                     18.8%
------------------------------------------------
Consumer Staples                            5.8%
------------------------------------------------
Energy                                      1.8%
------------------------------------------------
Financials                                  2.1%
------------------------------------------------
Health Care                                10.5%
------------------------------------------------
Industrials                                10.0%
------------------------------------------------
Materials                                   9.2%
------------------------------------------------
Telecommunication                          20.1%
------------------------------------------------
Utilities                                   5.0%
------------------------------------------------

CASH & CASH EQUIVALENTS                    13.4%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.


--------------------------------------------------------------------------------
6  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


QUALITY BREAKDOWN
(at Jan. 31, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

A rating                                    0.4%
------------------------------------------------
BBB rating                                  2.9%
------------------------------------------------
BB rating                                  29.3%
------------------------------------------------
B rating                                   59.0%
------------------------------------------------
CCC rating                                  5.1%
------------------------------------------------
CC rating                                   0.5%
------------------------------------------------
Non-rated                                   2.8%
------------------------------------------------


Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  759.50        $4.45          $4.54
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.00        $5.11          $5.22
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  756.50        $7.79          $7.88
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.19        $8.95          $9.05
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  756.60        $7.75          $7.84
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.24        $8.90          $9.00
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  761.50        $3.09          $3.18
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.56        $3.55          $3.65
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  761.50        $4.15          $4.24
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.36        $4.76          $4.86
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  762.00        $3.31          $3.40
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.31        $3.80          $3.90
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  759.00        $5.03          $5.12
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.35        $5.77          $5.87
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND
                                EXPENSE RATIO     EXPENSES    NET FUND EXPENSES
-------------------------------------------------------------------------------
Class A                             1.01%           .02%            1.03%
-------------------------------------------------------------------------------
Class B                             1.77%           .02%            1.79%
-------------------------------------------------------------------------------
Class C                             1.76%           .02%            1.78%
-------------------------------------------------------------------------------
Class I                              .70%           .02%             .72%
-------------------------------------------------------------------------------
Class R4                             .94%           .02%             .96%
-------------------------------------------------------------------------------
Class R5                             .75%           .02%             .77%
-------------------------------------------------------------------------------
Class W                             1.14%           .02%            1.16%
-------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Jan. 31, 2009: -24.05% for Class A, -24.35% for Class B, -24.34% for Class C, -23.85% for Class I, -23.85% for Class R4, -23.80% for Class R5 and -24.10% for Class W.


--------------------------------------------------------------------------------
10  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



SENIOR LOANS (84.0%)(i)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
AEROSPACE & DEFENSE (1.2%)

Spirit AeroSystems
 Tranche B1 Term Loan
 09-30-13                                               2.91%        $1,994,323     $1,755,004
TransDigm
 Term Loan
 06-23-13                                               3.50            800,000        690,000
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-30-13                                               2.66            778,000        617,211
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-28-14                                               6.16            775,000        519,250
                                                                                   -----------
Total                                                                                  3,581,465
------------------------------------------------------------------------------------------------

AIRLINES (1.1%)
Delta Airlines
 2nd Lien Term Loan
 04-30-14                                               3.69          1,797,625        875,587
Delta Airlines
 Credit Linked Deposit
 04-30-12                                          0.27-2.44            777,000        557,886
United Airlines
 Tranche B Term Loan
 02-01-14                                          2.38-2.44          1,944,861      1,021,053
US Airways
 Term Loan
 03-21-14                                               2.91          2,109,000        941,141
                                                                                   -----------
Total                                                                                  3,395,667
------------------------------------------------------------------------------------------------

AUTOMOTIVE (1.3%)
Delphi
 Debtor In Possession
 Tranche B Term Loan
 06-30-09                                               9.25        361,060(b,k)       256,956
Delphi
 Debtor In Possession
 Tranche C Term Loan
 06-30-09                                               7.94      3,275,000(b,k)       535,725
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                                               2.93            148,500         70,538
Goodyear Engineered Product
 Term Loan
 07-31-14                                               2.93          1,036,875        492,516
Mark IV Inds
 2nd Lien Term Loan
 12-31-11                                         9.97-12.21            988,178         34,586
Metaldyne LLC
 Tranche B Term Loan
 01-13-14                                          7.88-8.00          2,378,016        580,236
Motorsports Aftermarket
 Tranche B Term Loan
 11-29-13                                          2.94-3.96          1,249,500        437,325
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                                          1.83-3.70            233,713        163,235
Plastech Engineered Products
 1st Lien Term Loan
 02-13-13                                               7.75        240,887(b,m)        28,906
TRW Automotive Acquisition
 Tranche B1 Term Loan
 02-09-14                                          1.94-4.63          1,295,176        863,881
Visteon
 Term Loan
 06-13-13                                          4.36-4.69          1,250,000        281,250
 12-13-13                                               4.36          1,125,000        238,500
                                                                                   -----------
Total                                                                                  3,983,654
------------------------------------------------------------------------------------------------

BANKING (0.2%)
Ashtead Group
 Term Loan
 08-31-11                                               2.19            866,400        684,456
------------------------------------------------------------------------------------------------

CHEMICALS (4.0%)
Brenntag Holding
 Acquisition Term Loan
 01-20-14                                          2.33-3.50            142,364(c)     107,840


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
CHEMICALS (CONT.)
Brenntag Holding
 Tranche B2 Term Loan
 01-20-14                                          2.33-3.50%          $582,636(c)    $445,717
Celanese
 Credit Linked Deposit
 04-02-14                                          0.45-2.94          1,972,874      1,603,670
Cognis
 Tranche C Term Loan
 09-15-13                                               4.00          3,050,000(c)   1,742,313
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                                               3.69            847,581        357,400
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                                               3.75            184,119         77,637
Hexion Specialty Chemicals
 Tranche C4 Term Loan
 05-05-13                                               5.50          1,441,813        607,969
Huntsman Intl LLC
 Tranche B Term Loan
 04-21-14                                               2.16          2,011,227      1,418,538
Ineos US Finance LLC
 Tranche A4 Term Loan
 12-14-12                                               7.70          1,643,436(c)     698,460
INVISTA
 Tranche B1 Term Loan
 04-29-11                                               4.50          1,613,085      1,258,207
INVISTA
 Tranche B2 Term Loan
 04-29-11                                               4.50            482,524        376,369
Lyondell Chemical
 Tranche B2 Term Loan
 12-22-14                                               7.00          1,935,363        619,316
MacDermid
 Tranche B Term Loan
 04-12-14                                               2.41            880,077        484,042
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                                               3.71          1,169,116        748,234
Millenium Chemicals
 2nd Lien Term Loan
 11-15-14                                               7.21          1,100,000        572,000
PQ
 1st Lien Term Loan
 07-31-14                                          4.43-4.71            746,250        442,773
Univar
 Tranche B Term Loan
 10-10-14                                               4.46          1,237,500(c)     668,250
                                                                                   -----------
Total                                                                                 12,228,735
------------------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.4%)
Flowserve
 Term Loan
 08-10-12                                          2.94-3.00          2,849,119      2,564,207
Manitowoc
 Tranche B Term Loan
 08-25-14                                               6.50            700,000        531,125
NACCA Materials Handling Group
 Term Loan
 03-21-13                                          2.41-4.60            975,000        507,000
Xerium Technologies
 Tranche B Term Loan
 05-18-12                                               6.96          1,189,982        630,691
                                                                                   -----------
Total                                                                                  4,233,023
------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.5%)
Amscan Holdings
 Term Loan
 05-27-13                                          3.72-4.42          2,285,544      1,474,176
Central Garden & Pet
 Tranche B Term Loan
 09-30-12                                          1.89-3.75            652,085        439,068
Chattem
 Term Loan
 01-02-13                                          2.60-2.84            515,958        459,203
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                                               2.66            812,999        487,799
Fender Musical Instruments
 Term Loan
 06-09-14                                               3.71          1,609,656        965,793
Jarden
 Tranche B1 Term Loan
 01-24-12                                               3.21          1,565,411      1,338,426


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
CONSUMER PRODUCTS (CONT.)
Jarden
 Tranche B3 Term Loan
 01-24-12                                               3.96%        $2,286,643     $2,000,813
Spectrum Brands
 Letter of Credit
 03-30-13                                               0.30             66,452         40,735
Visant
 Tranche C Term Loan
 12-21-11                                               2.45          3,594,846      3,073,594
Weight Watchers Intl
 Tranche B Term Loan
 01-26-14                                          1.94-2.94            588,000        502,740
                                                                                   -----------
Total                                                                                 10,782,347
------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (4.0%)
Contech Construction Products
 Term Loan
 01-31-13                                               2.43          2,165,843      1,082,922
Foamex LP
 1st Lien Term Loan
 02-12-13                                          3.58-5.50          2,125,456(b)     605,755
Generac
 1st Lien Term Loan
 11-10-13                                               2.94            881,151        491,242
Generac
 2nd Lien Term Loan
 05-10-14                                               6.44            650,000        144,222
GenTek
 1st Lien Term Loan
 02-28-11                                          3.10-4.00          1,187,512        953,964
GPX Intl Tire
 Tranche B Term Loan
 03-30-12                                               9.29            628,790        345,835
Hillman Group
 Tranche B Term Loan
 03-31-11                                          3.36-4.13          1,724,175      1,431,066
Johnson Diversey
 Delayed Draw Term Loan
 12-16-10                                               5.19              7,815          6,877
Johnson Diversey
 Tranche B Term Loan
 12-16-11                                               5.19            529,663        466,103
New Customer Service
 Term Loan
 05-22-14                                          2.89-4.89          2,088,910      1,287,291
Rexnord LLC/RBS Global
 Tranche B1 Term Loan
 07-19-13                                          2.94-3.63          1,448,361      1,115,238
Rexnord LLC/RBS Global
 Tranche B2 Term Loan
 07-19-13                                               2.94          1,289,907        967,430
RSC Holding III
 2nd Lien Term Loan
 11-30-13                                          3.91-4.93          1,412,617        854,040
Sensus Metering Systems
 Tranche B1 Term Loan
 12-17-10                                          2.33-4.25          1,801,566      1,531,330
WireCo WorldGroup
 Term Loan
 02-10-14                                               3.71          1,573,371        865,354
                                                                                   -----------
Total                                                                                 12,148,669
------------------------------------------------------------------------------------------------

ELECTRIC (4.1%)
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                                          3.93-4.91            143,222        130,046
Bicent Power LLC
 Tranche B 1st Lien Term Loan
 06-30-14                                               3.46            111,796         69,314
Calpine
 Term Loan
 03-29-14                                               4.34            811,655        623,578
Coleto Creek Power LP
 2nd Lien Term Loan
 06-28-13                                               5.46            682,500        397,556
Dynegy Holdings
 Letter of Credit
 04-02-13                                               1.91          1,663,993      1,397,754
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                                          3.91-5.89          2,805,381      1,941,941
 TBD                                                     TBD        900,000(g,j)       622,998
La Paloma Generating LLC
 1st Lien Term Loan
 12-20-13                                               1.33              2,105          1,532


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
ELECTRIC (CONT.)
La Paloma Generating LLC
 1st Lien Synthetic Letter of Credit
 12-20-13                                               1.33%              $168           $122
NE Energy
 2nd Lien Term Loan
 05-01-14                                               5.97          1,000,000        480,000
NE Energy
 Synthetic Letter of Credit
 11-01-13                                               1.35            179,675        146,435
NE Energy
 Tranche B 1st Lien Term Loan
 11-01-13                                               4.13          1,394,490      1,136,510
NRG Energy Credit Linked Deposit
 02-01-13                                               1.36          1,360,456      1,259,102
TPF Generating Holdings LLC
 1st Lien Synthetic Letter of Credit
 12-15-13                                               1.36            161,594        141,394
TPF Generating Holdings LLC
 1st Lien Term Loan
 12-15-13                                               2.41            480,897        420,785
TPF Generating Holdings LLC
 2nd Lien Term Loan
 12-15-14                                               5.71          2,525,000      1,586,533
TPF Generating Holdings LLC
 Synthetic Revolver Term Loan
 12-15-11                                               1.36             50,656         44,324
USPF Holdings LLC
 Term Loan
 04-11-14                                               2.08          2,515,438(m)   1,987,196
                                                                                   -----------
Total                                                                                 12,387,120
------------------------------------------------------------------------------------------------

ENTERTAINMENT (3.3%)
24 Hour Fitness Worldwide
 Tranche B Term Loan
 06-08-12                                          2.91-3.93            890,840        543,412
AMF Bowling Worldwide
 Tranche B Term Loan
 06-07-13                                          3.67-4.69          1,255,875        502,350
Cinemark USA
 Term Loan
 10-05-13                                          2.09-3.99          3,061,335      2,710,384
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                                               8.21          1,300,000        195,000
Hit Entertainment
 Term Loan
 03-20-12                                               4.96          2,572,030      1,080,252
MGM Holdings II
 Tranche B Term Loan
 04-09-12                                          3.66-4.71          2,800,125      1,246,056
Natl CineMedia LLC
 Term Loan
 02-13-15                                               3.75            875,000        553,438
Regal Cinemas
 Term Loan
 10-27-13                                               5.21            951,820        859,312
Six Flags Theme Parks
 Tranche B Term Loan
 04-30-15                                          2.64-3.68          1,984,676      1,361,626
Universal City Development Partners
 Term Loan
 06-09-11                                               6.00            575,000        523,250
Warner Music Group
 Term Loan
 02-28-11                                          2.39-4.20            380,623        317,505
                                                                                   -----------
Total                                                                                  9,892,585
------------------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
EnviroSolutions Real Property Holdings
 Term Loan
 07-07-12                                              10.50            704,034        422,421
------------------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.2%)
Advance Food
 1st Lien Delayed Draw Term Loan
 03-16-14                                               2.16             75,900         45,540
Advance Food
 1st Lien Term Loan
 03-16-14                                               2.16            878,792        527,275
Aramark
 Letter of Credit
 01-26-14                                               2.04             30,194         26,351
Aramark
 Term Loan
 01-26-14                                               3.33            475,271        414,784


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
FOOD AND BEVERAGE (CONT.)
B&G Foods
 Tranche C Term Loan
 02-26-13                                               4.20%          $621,739(m)    $559,565
Bolthouse Farms
 1st Lien Term Loan
 12-16-12                                               2.75            485,000        392,850
 TBD                                                     TBD      1,147,044(g,j)       929,104
Constellation Brands
 Tranche B Term Loan
 TBD                                                     TBD      1,000,000(g,j)       937,500
Dean Foods
 Tranche B Term Loan
 04-02-14                                          1.91-2.96            577,063        517,505
Fresh Start Bakeries
 2nd Lien Term Loan
 03-29-14                                               7.25            525,000        183,750
Fresh Start Bakeries
 Tranche B Term Loan
 09-29-13                                          2.63-4.06            493,750        340,688
Michael Foods
 Tranche B1 Term Loan
 11-21-10                                          3.33-3.92          1,296,876      1,150,978
Wrigley
 Tranche B Term Loan
 10-06-14                                               6.50            775,000        760,469
                                                                                   -----------
Total                                                                                  6,786,359
------------------------------------------------------------------------------------------------

GAMING (5.7%)
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-16-14                                          2.64-2.70            830,315        763,890
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-17-12                                               2.60          1,004,390        924,039
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-14                                               4.60          1,000,000        700,000
CCM Merger
 Tranche B Term Loan
 07-13-12                                          3.46-4.19          2,150,293      1,107,401
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 TBD                                                     TBD      733,333(g,j,l)       187,000
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                                               5.44          1,466,667        374,000
Golden Nugget
 1st Lien Term Loan
 06-30-14                                          2.39-2.42          1,287,879        453,977
 TBD                                                     TBD      412,121(g,j,l)       145,273
Golden Nugget
 2nd Lien Term Loan
 12-31-14                                               3.67          2,025,000        222,750
Greektown Holdings LLC
 Incremental Tranche B Term Loan
 12-03-12                                               7.85            252,335(b)      88,317
Greektown Holdings LLC
 Tranche A Delayed Draw Term Loan
 06-01-09                                               8.50          5,415,574      4,332,458
 TBD                                                     TBD      934,426(g,j,l)       747,541
Greektown Holdings LLC
 Tranche B Term Loan
 12-03-12                                               7.00            348,951(b)     122,133
Green Valley Ranch Gaming LLC
 1st Lien Term Loan
 02-16-14                                          4.00-4.39            804,216        333,179
Green Valley Ranch Gaming LLC
 2nd Lien Term Loan
 08-16-14                                               3.64          1,400,000         84,000
Greenwood Racing
 Term Loan
 11-28-11                                               2.66          1,004,500        673,015
Herbst Gaming
 Tranche B Delayed Draw Term Loan
 12-02-11                                              12.50            801,223        178,272
Herbst Gaming
 Tranche B Term Loan
 12-02-11                                              12.50          1,373,719        305,652
Penn Natl Gaming
 Tranche A Term Loan
 10-03-11                                               1.66            411,628        377,327
Penn Natl Gaming
 Tranche B Term Loan
 10-03-12                                          2.15-4.14            484,962        438,891


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
GAMING (CONT.)
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                                               3.00%          $467,995       $407,155
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                                               3.00          1,685,333      1,466,240
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                                               3.00          1,497,062      1,302,444
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
 05-23-14                                               2.16            391,896        190,638
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                                               2.16          1,220,738        593,828
Venetian Macao
 Tranche B Term Loan
 05-27-13                                               2.66          1,250,000        721,875
                                                                                   -----------
Total                                                                                 17,241,295
------------------------------------------------------------------------------------------------

GAS PIPELINES (0.6%)
Calumet Lubricants LP
 Credit Linked Deposit
 01-03-15                                               1.28            195,402        107,471
Calumet Lubricants LP
 Term Loan
 01-03-15                                               6.15          1,465,850        806,217
CGGVeritas
 Tranche B1 Term Loan
 01-12-14                                          2.91-5.43          1,120,500(c)     958,028
                                                                                   -----------
Total                                                                                  1,871,716
------------------------------------------------------------------------------------------------

HEALTH CARE (10.1%)
AGA Medical
 Tranche B Term Loan
 04-28-13                                          3.36-5.10          1,695,797(m)   1,415,991
AMN Healthcare Services
 Tranche B Term Loan
 11-02-11                                               3.21            659,580        577,132
Biomet
 Term Loan
 03-25-15                                               4.46            461,600        409,670
Capella Healthcare
 1st Lien Term Loan
 02-28-15                                               5.75          1,116,563        904,416
Carestream Health
 1st Lien Term Loan
 04-30-13                                          2.41-3.17          2,162,944      1,670,875
CHG Healthcare Services
 2nd Lien Term Loan
 12-20-13                                               6.41            525,000        325,500
CHG Healthcare Services
 Synthetic Letter of Credit
 12-20-12                                               1.32            155,000        128,650
CHG Healthcare Services
 Term Loan
 12-20-12                                               2.91            590,163        489,835
Community Health Systems
 Delayed Draw Term Loan
 07-25-14                                          2.72-3.40             85,146         71,802
Community Health Systems
 Term Loan
 07-25-14                                          4.44-4.45          1,664,854      1,403,938
Emdeon Business Services LLC
 1st Lien Term Loan
 11-16-13                                               3.46          1,762,997      1,507,362
Emdeon Business Services LLC
 2nd Lien Term Loan
 05-16-14                                               6.46            975,000        633,750
Hanger Orthopedics Group
 Tranche B Term Loan
 05-26-13                                               2.42          1,212,307      1,060,768
HCA
 Tranche B1 Term Loan
 11-18-13                                               3.71          3,085,332      2,549,594
Health Management Associates
 Tranche B Term Loan
 02-28-14                                               3.21          3,365,045      2,392,345
Healthcare Partners LLC
 Term Loan
 10-31-13                                               2.16            683,292        577,382
IASIS Healthcare LLC
 Delayed Draw Term Loan
 03-14-14                                               2.41            868,583        725,267


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
HEALTH CARE (CONT.)
IASIS Healthcare LLC
 Synthetic Letter of Credit
 03-14-14                                               0.32%          $226,460       $189,094
IASIS Healthcare LLC
 Term Loan
 03-14-14                                               2.41          2,510,420      2,096,201
Invacare
 Tranche B Term Loan
 02-12-13                                          2.66-3.42            464,000        391,305
inVentiv Health
 Term Loan
 07-07-14                                               3.21            928,714        780,120
Inverness Medical
 1st Lien Term Loan
 06-26-14                                          2.44-3.47          1,452,875      1,235,859
Life Technologies
 Tranche B Term Loan
 11-20-15                                               5.25          1,271,813      1,243,197
LifePoint Hospitals
 Tranche B Term Loan
 04-16-12                                               3.82            291,658        257,024
Natl Mentor Holdings
 Letter of Credit
 06-29-13                                               2.08            364,207        229,451
 TBD                                                     TBD        114,568(g,j)        72,178
Natl Mentor Holdings
 Tranche B Term Loan
 06-29-13                                               3.46            592,166        373,065
 TBD                                                     TBD      1,871,040(g,j)     1,178,755
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                                               3.71          2,506,063      2,297,759
Select Medical
 Tranche B Term Loan
 02-24-12                                          4.15-4.25          1,218,354        960,465
Skilled Healthcare
 1st Lien Term Loan
 06-15-12                                          2.41-3.17            387,940        302,593
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                                               3.41            379,610        311,280
Stiefel Laboratories
 Term Loan
 12-28-13                                               3.41            971,460        796,597
Vanguard Health Systems
 Term Loan
 09-23-11                                          2.66-3.71          1,104,599        947,746
                                                                                   -----------
Total                                                                                 30,506,966
------------------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.2%)
Rhodes Companies LLC
 1st Lien Term Loan
 11-21-10                                               4.96            356,585        112,920
Standard Pacific
 Tranche B Term Loan
 05-05-13                                               3.90            855,000        420,018
                                                                                   -----------
Total                                                                                    532,938
------------------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Quicksilver Resources
 2nd Lien Term Loan
 08-08-13                                               7.75            911,772        681,548
Riverside Energy Center
 Term Loan
 06-24-11                                               5.42            262,333        222,983
Rocky Mountain Energy Center LLC
 Credit Linked Deposit
 06-24-11                                               1.07             22,441         19,075
Rocky Mountain Energy Center LLC
 Term Loan
 06-24-11                                               5.42            131,258        111,570
                                                                                   -----------
Total                                                                                  1,035,176
------------------------------------------------------------------------------------------------

LIFE INSURANCE (0.6%)
Conseco
 Term Loan
 10-10-13                                               2.39          2,892,680      1,677,754
------------------------------------------------------------------------------------------------

MEDIA CABLE (2.6%)
Bresnan Communications LLC
 Tranche B 1st Lien Term Loan
 06-30-13                                               3.13            500,000        405,000
Cequel Communications LLC
 Term Loan
 11-05-13                                          2.43-4.25          1,738,368      1,392,867


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
MEDIA CABLE (CONT.)
CSC Holdings
 Incremental Term Loan
 03-29-13                                               2.08%        $1,455,893     $1,306,664
Insight Midwest
 Tranche B Term Loan
 04-07-14                                               2.45            646,129        555,400
MCC Iowa LLC
 Tranche D1 Term Loan
 01-31-15                                               2.06            980,000        820,260
Mediacom Illinois LLC
 Tranche C Term Loan
 01-31-15                                               1.81            980,000        820,260
NTL Telewest
 Tranche B10 Term Loan
 09-03-12                                               4.63            394,622(c)     317,178
UPC Broadband Holding
 Term Loan
 12-31-14                                               2.20          1,000,000        780,000
Wave Division
 Tranche B Term Loan
 06-30-14                                          4.25-5.25            714,600        628,848
Weather Channel
 Term Loan
 09-14-15                                               7.25          1,047,375        994,137
                                                                                   -----------
Total                                                                                  8,020,614
------------------------------------------------------------------------------------------------

MEDIA NON CABLE (11.0%)
Advanstar Communications
 1st Lien Term Loan
 06-02-14                                               3.71          2,881,125      1,037,205
Advanstar Communications
 2nd Lien Term Loan
 11-28-14                                               6.46          1,475,000        184,375
American Media
 Term Loan
 01-30-13                                               3.95            974,436        565,173
CanWest Mediaworks LP
 Tranche D Term Loan
 07-10-14                                               4.20            681,789(c)     368,166
Cengage Learning
 Term Loan
 TBD                                                     TBD      1,000,000(g,j)       756,410
Cenveo
 Delayed Draw Term Loan
 06-21-13                                               3.28             34,435         20,575
Cenveo
 Tranche C Term Loan
 06-21-13                                               3.28          1,206,101        720,645
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                                          2.16-2.19          2,325,000        972,617
CMP Susquehanna
 Term Loan
 05-05-13                                          2.44-2.45          2,895,168        810,647
Cumulus Media
 Term Loan
 06-11-14                                               2.14          1,716,800        589,429
CW Media Holdings
 Tranche B Term Loan
 02-16-15                                               4.71          2,765,000      1,903,232
DirecTV Holdings LLC
 Tranche B Term Loan
 04-13-13                                               1.91          1,819,991      1,664,163
Emmis Operating
 Tranche B Term Loan
 11-01-13                                          2.41-3.47            673,073        235,576
F&W Publications
 2nd Lien Term Loan
 02-05-13                                               5.75          1,300,000         65,000
F&W Publications
 Term Loan
 08-05-12                                               4.76          2,218,280        665,484
GateHouse Media
 Delayed Draw Term Loan
 08-28-14                                          2.43-4.20            665,761        158,671
GateHouse Media
 Term Loan
 08-28-14                                          2.66-4.20          3,759,239        895,940
Gray Television
 Tranche B Term Loan
 12-31-14                                          1.94-2.93          2,574,193      1,216,306
Idearc
 Tranche B Term Loan
 11-17-14                                          2.42-3.46            617,202        209,707


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
MEDIA NON CABLE (CONT.)
Intelsat Jackson Holdings
 Term Loan
 02-01-14                                          4.44-7.86%        $4,450,000(c)  $3,212,375
Intelsat
 Tranche B2A Term Loan
 01-03-14                                               3.93            671,352        574,429
Intelsat
 Tranche B2B Term Loan
 01-03-14                                               3.93            671,149        574,255
Intelsat
 Tranche B2C Term Loan
 01-03-14                                               3.93            671,149        574,255
Lodgenet Entertainment
 Term Loan
 04-04-14                                               3.46          2,705,375      1,312,107
MediaNews Group
 Tranche C Term Loan
 08-02-13                                               4.66            689,537        241,338
NEP Broadcasting LLC
 Tranche B Term Loan
 02-18-14                                               2.66          1,326,360        928,452
Newsday LLC
 Term Loan
 08-01-13                                               6.59          1,450,000      1,243,375
NextMedia Operating
 2nd Lien Term Loan
 11-15-13                                               8.17            503,829        221,685
NextMedia Operating
 1st Lien Term Loan
 11-15-12                                               5.17            178,356         90,070
NextMedia Operating
 Delayed Draw Term Loan
 11-15-12                                               5.12             79,269         40,031
Nielsen Finance LLC
 Term Loan
 08-09-13                                          2.41-4.39          1,823,900      1,461,400
Penton Media
 1st Lien Term Loan
 02-01-13                                          2.66-3.42            540,375        205,343
Penton Media
 2nd Lien Term Loan
 02-01-14                                               6.17          1,700,000        255,000
Philadelphia Newspapers LLC
 Term Loan
 06-29-13                                               8.23            799,830(b)     107,977
Quebecor Media
 Tranche B Term Loan
 01-17-13                                               3.09          1,846,647(c)   1,532,717
Reader's Digest Assn
 Term Loan
 03-02-14                                          2.39-4.21          1,596,563        582,745
Revolution Studios
 2nd Lien Term Loan
 06-21-15                                               7.41            525,000         78,750
Revolution Studios
 Tranche B Term Loan
 12-21-14                                               4.16            808,878        525,771
RH Donnelly
 Tranche D2 Term Loan
 06-30-11                                               6.75            726,809        461,524
Spanish Broadcasting System
 1st Lien Term Loan
 06-10-12                                               3.21          3,416,437      1,036,308
Star Tribune
 2nd Lien Term Loan
 03-05-15                                               7.81          2,100,000(b)      73,500
Tribune Company
 Tranche B Term Loan
 06-04-14                                               5.25            587,263(b)     158,837
Univision Communications
 2nd Lien Term Loan
 TBD                                                     TBD      3,000,000(g,j)     2,573,999
Van Wagner Communications
 Delayed Draw Term Loan
 06-27-13                                          3.41-6.30            276,500        152,075
Van Wagner Communications
 Tranche B Term Loan
 06-27-13                                          3.41-6.30            390,000        214,500
Yell Group
 Tranche B1 Term Loan
 10-29-12                                               3.41          1,575,000        934,306
Zuffa LLC
 Term Loan
 06-19-15                                               2.44            960,375        686,668
                                                                                   -----------
Total                                                                                 33,093,113
------------------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)

METALS (1.7%)
Aleris Intl
 Term Loan
 12-19-13                                               2.38%        $1,154,899       $411,641
Edgen Murray
 2nd Lien Term Loan
 05-11-15                                               8.24          1,000,000        650,000
Edgen Murray
 Term Loan
 05-12-14                                          3.09-4.99          2,142,375      1,273,113
Essar Steel Algoma
 Term Loan
 06-20-13                                               2.95            687,406(c)     446,814
Mueller Group
 Tranche B Term Loan
 05-24-14                                          2.16-3.21          1,534,328      1,148,827
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                                               4.24            570,503        309,498
Novelis
 Term Loan
 07-06-14                                               3.46          1,699,125(c)   1,053,457
                                                                                   -----------
Total                                                                                  5,293,350
------------------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.7%)
Dresser
 Tranche B Term Loan
 05-04-14                                          2.66-4.49          2,216,900      1,598,939
Venoco
 2nd Lien Term Loan
 05-07-14                                               6.25          1,300,000        606,671
                                                                                   -----------
Total                                                                                  2,205,610
------------------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.0%)
Ameritrade Holding
 Tranche B Term Loan
 12-31-12                                               1.83            767,197        713,493
Asurion
 1st Lien Term Loan
 07-03-14                                          3.39-5.71          2,950,000      2,116,625
JG Wentworth LLC
 1st Lien Term Loan
 04-04-14                                               3.71          1,350,000        324,000
                                                                                   -----------
Total                                                                                  3,154,118
------------------------------------------------------------------------------------------------

OTHER INDUSTRY (1.8%)
Alliance Laundry LLC
 Term Loan
 01-27-12                                          3.35-3.59          2,155,533      1,702,871
Blount
 Tranche B Term Loan
 08-09-10                                               2.20          1,571,991      1,379,422
Education Management LLC
 Tranche C Term Loan
 06-01-13                                               3.25            338,150        259,743
Lender Processing Services
 Tranche B Term Loan
 07-01-14                                               2.91            671,625        644,760
Trimas LLC
 Tranche B Term Loan
 08-02-13                                          2.66-3.43          1,759,050      1,073,021
Trimas LLC
 Tranche B1 Term Loan
 08-02-13                                               2.40            551,863        336,637
                                                                                   -----------
Total                                                                                  5,396,454
------------------------------------------------------------------------------------------------

OTHER UTILITY (0.4%)
BRSP LLC
 Term Loan
 07-12-09                                               5.55          1,265,950(m)   1,076,057
------------------------------------------------------------------------------------------------

PACKAGING (2.4%)
Berry Plastics
 Tranche C Term Loan
 TBD                                                     TBD      1,000,000(g,j)       728,570
BWAY
 Tranche B Term Loan
 07-17-13                                          3.44-3.69          1,011,599        809,279
Consolidated Container
 1st Lien Term Loan
 03-28-14                                               2.58            805,201        491,173
Crown Americas LLC
 Tranche B Term Loan
 11-15-12                                               2.08            679,000        611,100
Graham Packaging LP
 Term Loan
 10-07-11                                          2.69-6.31          1,134,576        907,309
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                                          3.08-4.19          1,083,749        922,541


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
PACKAGING (CONT.)
Graphic Packaging Intl
 Tranche B Term Loan
 05-16-14                                          2.34-3.44%        $1,332,587     $1,112,711
SCA Packaging
 1st Lien Term Loan
 03-08-14                                               4.71          1,105,313        519,497
SCA Packaging
 2nd Lien Term Loan
 03-08-15                                               6.96            850,000         76,500
Solo Cup
 Tranche B1 Term Loan
 02-27-11                                          3.95-5.75          1,412,357      1,240,516
                                                                                   -----------
Total                                                                                  7,419,196
------------------------------------------------------------------------------------------------

PAPER (1.1%)
Georgia-Pacific LLC
 Tranche B Term Loan
 12-20-12                                          2.41-4.19          2,663,617      2,294,040
Smurfit-Stone Container Enterprises
 Term Loan
 11-01-10                                               0.32            892,150        592,905
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                                          2.50-4.25             45,730         30,391
Smurfit-Stone Container Enterprises
 Tranche C Term Loan
 11-01-11                                          2.50-4.25            129,953         86,364
Smurfit-Stone Container Enterprises
 Tranche C1 Term Loan
 11-01-11                                               2.50            413,672        274,918
                                                                                   -----------
Total                                                                                  3,278,618
------------------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Cardinal Health
 Term Loan
 04-10-14                                               3.71          2,415,719      1,524,922
------------------------------------------------------------------------------------------------

RAILROADS (0.4%)
RailAmerica
 Term Loan
 08-14-09                                               5.44          1,385,320      1,246,788
 TBD                                                     TBD         89,680(g,j)        80,712
                                                                                   -----------
Total                                                                                1,327,500
------------------------------------------------------------------------------------------------

REFINING (0.8%)
Alon USA
 Term Loan
 08-05-13                                          2.66-4.45          1,459,367        583,747
Big West Oil LLC
 Delayed Draw Term Loan
 05-15-14                                               7.61          1,320,000        594,000
Big West Oil LLC
 Term Loan
 05-15-14                                               4.50          1,050,000        472,500
Western Refining
 Term Loan
 05-30-14                                               9.25          1,205,191        664,869
                                                                                   -----------
Total                                                                                  2,315,116
------------------------------------------------------------------------------------------------

REITS (0.3%)
Capital Automotive LP
 Term Loan
 12-16-10                                               2.20          2,190,622        883,916
------------------------------------------------------------------------------------------------

RESTAURANTS (1.0%)
Arby's Restaurant Group
 Term Loan
 07-25-12                                               2.66          1,183,989        832,736
Buffets
 Letter of Credit
 11-01-13                                               1.36            175,336(b)      29,807
Buffets
 Term Loan
 11-01-13                                               7.66          1,199,008(b)     203,831
Buffets
 Tranche 2 Term Loan
 04-30-09                                               7.66            567,108(b)      96,408
Buffets
 Tranche 3 Term Loan
 04-30-09                                               7.66             56,499(b)       9,605
Dennys
 Credit Linked Deposit
 12-15-11                                               0.42            178,833        145,749
Dennys
 Term Loan
 03-31-12                                          2.44-4.44            612,153        498,904
El Pollo Loco
 Term Loan
 11-18-11                                               3.96          1,251,785        751,071


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
RESTAURANTS (CONT.)
OSI Restaurant Partners
 Term Loan
 06-14-13                                          1.82-2.69%           $60,732        $27,846
 06-14-14                                               2.69            713,339        327,066
                                                                                   -----------
Total                                                                                  2,923,023
------------------------------------------------------------------------------------------------

RETAILERS (3.1%)
Davids Bridal
 Term Loan
 01-31-14                                          2.41-3.46            445,466        245,006
General Nutrition Centers
 Term Loan
 09-16-13                                          3.69-3.72          1,620,814      1,077,841
Gregg Appliances
 Term Loan
 07-25-13                                          2.34-2.41            691,688        345,844
Lone Star Steakhouse & Saloon
 Term Loan
 07-06-14                                               4.66            689,500        379,225
Orchard Supply Hardware LLC
 Term Loan
 12-21-13                                               3.19          1,701,000      1,020,600
Pantry
 Delayed Draw Term Loan
 05-15-14                                               2.16            219,207        164,954
Pantry
 Term Loan
 05-15-14                                               2.16            761,428        572,974
Pep Boys-Manny Moe & Jack
 Term Loan
 01-27-13                                               4.18          1,070,339        652,907
PETCO Animal Supplies
 Term Loan
 10-26-13                                          2.66-4.45          1,592,935      1,258,418
Rent-A-Center
 Tranche B Term Loan
 06-30-12                                           2.08-216            106,671         88,537
Sally Holdings LLC
 Tranche B Term Loan
 11-16-13                                          2.66-4.50          1,340,939      1,087,274
 TBD                                                     TBD        872,768(g,j)       707,666
Sports Authority
 Term Loan
 05-03-13                                               3.71          2,193,750      1,169,993
Yankee Candle
 Term Loan
 02-06-14                                          2.41-3.47          1,250,000        675,000
                                                                                   -----------
Total                                                                                  9,446,239
------------------------------------------------------------------------------------------------

SUPERMARKETS (--%)
Supervalu
 Tranche B Term Loan
 06-02-12                                               1.66             65,180         57,746
------------------------------------------------------------------------------------------------

TECHNOLOGY (3.1%)
Acxiom
 Term Loan
 09-15-12                                          2.11-4.88            533,000        442,390
Affiliated Computer Services
 Tranche B Term Loan
 03-20-13                                               2.40            873,000        800,253
BearingPoint
 Letter of Credit
 05-18-12                                               5.46          2,250,000        540,000
Brocade Communications Systems
 Term Loan
 10-07-13                                               7.00            900,000        787,500
Freescale Semiconductor
 Term Loan
 11-29-13                                               3.93            685,690        352,616
Infor Global Solutions
 2nd Lien Term Loan
 03-02-14                                               7.71            600,000        139,500
Infor Global Solutions
 Delayed Draw Term Loan
 07-30-12                                               5.21            335,143        189,356
Infor Global Solutions
 Term Loan
 07-30-12                                               5.21            642,357        362,932
Information Resources
 Term Loan
 05-16-14                                          3.90-4.00          1,703,877      1,039,365
InfoUSA
 Term Loan
 02-14-12                                               3.46          1,970,629      1,428,705


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
TECHNOLOGY (CONT.)
Metavante
 Term Loan
 11-01-14                                               4.94%          $842,381       $741,296
Reynolds & Reynolds
 1st Lien Term Loan
 10-26-12                                               2.41          1,284,993        681,046
Sabre
 Term Loan
 09-30-14                                          2.44-3.17            666,169        300,109
Sensata Technologies
 Term Loan
 04-27-13                                          2.66-2.93            833,465        426,318
SunGard Data Systems
 Incremental Term Loan
 02-28-14                                               6.75            750,657        675,591
Verint Systems
 Term Loan
 05-25-14                                               3.59          1,079,231(m)     577,388
                                                                                   -----------
Total                                                                                  9,484,365
------------------------------------------------------------------------------------------------

TEXTILE (1.8%)
Hanesbrands
 Tranche A 1st Lien Term Loan
 TBD                                                     TBD      1,325,280(g,j)     1,206,005
Levi Strauss & Co
 Term Loan
 03-27-14                                               2.58          2,700,000      1,505,250
St. John Knits Intl
 Term Loan
 03-23-12                                               3.41          1,921,457      1,248,947
William Carter
 Term Loan
 07-14-12                                          1.91-2.67          1,888,948      1,624,495
                                                                                   -----------
Total                                                                                  5,584,697
------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 12-21-12                                               1.53            303,644        193,573
------------------------------------------------------------------------------------------------

WIRELESS (3.8%)
Cellular South
 Delayed Draw Term Loan
 05-29-14                                               1.91            592,336        515,332
Cellular South
 Term Loan
 05-29-14                                          1.90-3.75          1,750,352      1,522,806
Centennial Cellular Operating LLC
 Term Loan
 02-09-11                                          3.46-4.20          1,500,000      1,462,500
Cricket Communications
 Tranche B Term Loan
 TBD                                                     TBD        900,000(g,j)       826,389
Crown Castle Operating
 Tranche B Term Loan
 03-06-14                                               5.38          1,240,530      1,083,392
Hawaiian Telecom
 Tranche C Term Loan
 05-30-14                                               4.75            887,677        372,824
MetroPCS Wireless
 Tranche B Term Loan
 11-03-13                                          2.69-5.50          2,578,178      2,222,210
Ntelos
 Tranche B1 Term Loan
 08-24-11                                               2.66          1,743,278      1,558,787
PAETEC Communications
 Term Loan
 02-28-13                                               2.91            623,476        423,964
Trilogy Intl Partners LLC
 Term Loan
 06-29-12                                               4.96          4,000,000      1,600,000
                                                                                   -----------
Total                                                                                 11,588,204
------------------------------------------------------------------------------------------------

WIRELINES (2.5%)
Alaska Communications Systems Holdings
 Incremental Term Loan
 02-01-12                                               3.21          2,567,875      2,201,953
Iowa Telecommunications Services
 Tranche B Term Loan
 11-23-11                                          2.14-3.22          1,500,000      1,275,000
Level 3 Communications
 Term Loan
 03-13-14                                          2.62-3.51            725,000        526,836
Time Warner Telecom Holdings
 Tranche B Term Loan
 01-07-13                                          2.41-4.20          1,083,842        934,814


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                                    COUPON         PRINCIPAL
BORROWER                                             RATE            AMOUNT             VALUE(a)
WIRELINES (CONT.)
Windstream
 Tranche B1 Term Loan
 07-17-13                                          2.35-2.59%        $2,930,375     $2,657,234
                                                                                   -----------
Total                                                                                  7,595,837
------------------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $389,968,882)                                                                $255,254,614
------------------------------------------------------------------------------------------------



BONDS (2.4%)
                                                    COUPON         PRINCIPAL
ISSUER                                               RATE            AMOUNT             VALUE(a)
ASSET-BACKED (0.1%)
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                                               0.77%        $3,000,000(e)    $305,429
------------------------------------------------------------------------------------------------

MORTGAGE-BACKED (--%)(f)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                                               0.67            400,038(h)     113,333
------------------------------------------------------------------------------------------------

AUTOMOTIVE (0.3%)
Goodyear Tire & Rubber
 12-01-09                                               6.32          1,000,000(e)     965,000
------------------------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
CPG Intl I
 Sr Unsecured
 07-01-12                                               8.56          2,000,000(e)   1,100,000
------------------------------------------------------------------------------------------------

CHEMICALS (--%)
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                                               6.65          1,000,000(e)      80,000
------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.2%)
ESCO
 12-15-13                                               5.87      1,000,000(d,e)       650,000
------------------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Universal City Florida Holding I/II
 Sr Nts
 05-01-10                                               7.94          1,000,000(e)     490,000
------------------------------------------------------------------------------------------------

METALS (0.2%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                                               7.08          1,000,000(e)     710,000
------------------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
Intl Lease Finance
 Sr Unsecured
 03-15-09                                               6.38          1,000,000        979,616
------------------------------------------------------------------------------------------------

RESTAURANTS (0.1%)
Seminole Hard Rock Entertainment/Intl LLC
 Sr Secured
 03-15-14                                               4.50        675,000(d,e)       320,625
------------------------------------------------------------------------------------------------

WIRELESS (0.2%)
iPCS
 Sr Secured
 05-01-13                                               5.32          1,000,000(e)     710,000
------------------------------------------------------------------------------------------------

WIRELINES (0.3%)
Level 3 Financing
 02-15-15                                               6.85          1,500,000(e)     772,500
------------------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $14,129,917)                                                                   $7,196,503
------------------------------------------------------------------------------------------------






CLOSED-END FUNDS (1.0%)
ISSUER                                                 SHARES                VALUE(a)
Eaton Vance Senior Income Trust                         162,500              $640,250
Nuveen Floating Rate Income Fund                        100,000               674,000
Nuveen Floating Rate Income Opportunity Fund             99,600               598,596
Pioneer Floating Rate Trust                              75,000               590,250
Van Kampen Senior Income Trust                          182,500               511,000
-------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS
(Cost: $4,984,285)                                                         $3,014,096
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MONEY MARKET FUND (13.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              41,133,794(n)        $41,133,794
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $41,133,794)                                                       $41,133,794
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $450,216,878)(o)                                                  $306,599,007
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 3.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $970,625 or 0.3% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Jan. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,823,198. See Note 1 to the financial statements.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(j) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(k) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(l) At Jan. 31, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                      UNFUNDED
     BORROWER                                        COMMITMENT
     ----------------------------------------------------------
     Fontainebleau Las Vegas LLC
       Delayed Draw                                    $695,767
     Golden Nugget
       1(st) Lien Term Loan                             412,121
     Greektown Holdings LLC
       Tranche A Delayed Draw                           930,025
     ----------------------------------------------------------
     Total                                           $2,037,913
     ----------------------------------------------------------


(m)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                           ACQUISITION
     SECURITY                                 DATES                 COST
     ----------------------------------------------------------------------
     AGA Medical
       3.36-5.10% Tranche B Term
       Loan 2013                     06-22-06 thru 10-01-08      $1,580,705
     B&G Foods
       4.20% Tranche C Term Loan
       2013                                 02-23-07                621,739
     BRSP LLC
       5.55% Term Loan 2009                 07-12-06              1,265,317
     Plastech Engineered Products
       7.75% 1(st) Lien Term Loan
       2013                                 02-12-07                240,887
     USPF Holdings LLC
       2.08% Term Loan 2014                 04-11-07              2,515,438
     Verint Systems
       3.59% Term Loan 2014                 05-23-07              1,073,835


(n) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.


--------------------------------------------------------------------------------
26  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(o) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $450,217,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $1,624,000
     Unrealized depreciation                         (145,242,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(143,618,000)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                        FAIR VALUE AT JAN. 31, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $44,147,890    $262,145,688    $305,429    $306,599,007


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                    INVESTMENTS IN
                                                      SECURITIES
------------------------------------------------------------------
Balance as of July 31, 2008                           $2,606,455
Accrued discounts/premiums                                    --
Realized gain (loss)                                  (1,781,193)
Change in unrealized appreciation
  (depreciation)                                         698,605
Net purchases (sales)                                 (2,325,228)
Transfers in and/or out of Level 3                     1,106,790
------------------------------------------------------------------
Balance as of Jan. 31, 2009                             $305,429
------------------------------------------------------------------





--------------------------------------------------------------------------------
28  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  29

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)

ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $409,083,084)              $ 265,465,213
  Affiliated money market fund (identified cost $41,133,794)          41,133,794
--------------------------------------------------------------------------------
Total investments in securities (identified cost $450,216,878)       306,599,007
Cash                                                                     361,254
Capital shares receivable                                              5,104,551
Dividends and accrued interest receivable                              2,281,575
Receivable for investment securities sold                              2,463,791
Margin deposits on futures contracts                                      23,400
--------------------------------------------------------------------------------
Total assets                                                         316,833,578
--------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                        300,966
Capital shares payable                                                   410,176
Payable for investment securities purchased                           12,022,040
Accrued investment management services fees                                4,986
Accrued distribution fees                                                  1,757
Accrued transfer agency fees                                                 699
Accrued administrative services fees                                         572
Accrued plan administration services fees                                      1
Other accrued expenses                                                   250,647
--------------------------------------------------------------------------------
Total liabilities                                                     12,991,844
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 303,841,734
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     463,758
Additional paid-in capital                                           495,540,759
Excess of distributions over net investment income                      (760,955)
Accumulated net realized gain (loss)                                 (47,783,957)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (143,617,871)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 303,841,734
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $157,370,564           24,015,946                       $6.55(1)
Class B                     $ 13,664,046            2,085,041                       $6.55
Class C                     $ 12,491,987            1,906,268                       $6.55
Class I                     $120,192,213           18,349,806                       $6.55
Class R4                    $    116,014               17,662                       $6.57
Class R5                    $      3,653                  556                       $6.57
Class W                     $      3,257                  497                       $6.55
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $6.75. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.
The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                              13,402,879
Income distributions from affiliated money market fund                   396,674
--------------------------------------------------------------------------------
Total income                                                          13,799,553
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    1,120,749
Distribution fees
  Class A                                                                243,459
  Class B                                                                 86,920
  Class C                                                                 73,949
  Class W                                                                      5
Transfer agency fees
  Class A                                                                115,803
  Class B                                                                 11,137
  Class C                                                                  9,051
  Class R4                                                                    34
  Class R5                                                                     1
  Class W                                                                      4
Administrative services fees                                             128,611
Plan administration services fees -- Class R4                                168
Compensation of board members                                              5,791
Custodian fees                                                           125,400
Printing and postage                                                      31,965
Registration fees                                                         32,860
Professional fees                                                         27,342
Other                                                                      2,941
--------------------------------------------------------------------------------
Total expenses                                                         2,016,190
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (252,837)
  Earnings and bank fee credits on cash balances                            (699)
--------------------------------------------------------------------------------
Total net expenses                                                     1,762,654
--------------------------------------------------------------------------------
Investment income (loss) -- net                                       12,036,899
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              (29,494,570)
  Foreign currency transactions                                         (167,390)
  Futures contracts                                                      146,593
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (29,515,367)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 (86,784,639)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (116,300,006)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(104,263,107)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2009  JULY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $  12,036,899  $  35,566,117
Net realized gain (loss) on investments                                 (29,515,367)   (16,779,456)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (86,784,639)   (31,185,226)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (104,263,107)   (12,398,565)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (7,001,224)   (19,372,179)
    Class B                                                                (563,256)    (1,961,535)
    Class C                                                                (480,426)    (1,088,568)
    Class I                                                              (5,311,834)   (12,557,487)
    Class R4                                                                 (5,039)       (10,800)
    Class R5                                                                   (160)            (4)
    Class W                                                                    (135)          (271)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (13,362,074)   (34,990,844)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         41,396,378    246,523,767
  Class B shares                                                          1,140,168      9,590,266
  Class C shares                                                          2,009,477     13,022,286
  Class I shares                                                         11,132,425     52,995,768
  Class R4 shares                                                            12,000        162,190
  Class R5 shares                                                                --          5,000
Reinvestment of distributions at net asset value
  Class A shares                                                          6,123,072     17,479,908
  Class B shares                                                            478,474      1,724,706
  Class C shares                                                            323,874        859,191
  Class I shares                                                          5,269,303     12,681,964
  Class R4 shares                                                             4,714         10,453
Payments for redemptions
  Class A shares                                                        (88,071,880)  (402,884,034)
  Class B shares                                                         (5,483,908)   (33,243,971)
  Class C shares                                                         (4,769,881)   (16,181,465)
  Class I shares                                                        (37,094,257)   (50,340,700)
  Class R4 shares                                                           (43,246)      (274,065)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (67,573,287)  (147,868,736)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (185,198,468)  (195,258,145)
Net assets at beginning of period                                       489,040,202    684,298,347
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 303,841,734  $ 489,040,202
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $    (760,955) $     564,220
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.97        $9.70       $10.05       $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .25(c)       .58(c)       .67(c)       .25
Net gains (losses) (both realized and
 unrealized)                                         (2.40)        (.75)        (.35)         .06
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.15)        (.17)         .32          .31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.27)        (.56)        (.66)        (.26)
Distributions from realized gains                       --           --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.27)        (.56)        (.67)        (.26)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.55        $8.97        $9.70       $10.05
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $157         $261         $426         $189
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.17%(f)       1.09%        1.07%        1.28%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.01%(f)       1.06%        1.03%        1.00%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       6.46%(f)       6.19%        6.63%        6.05%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          43%          91%          49%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (24.05%)(j)   (1.85%)       3.18%        3.21%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.97        $9.70       $10.05       $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(c)       .52(c)       .59(c)       .22
Net gains (losses) (both realized and
 unrealized)                                         (2.39)        (.76)        (.35)         .06
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.17)        (.24)         .24          .28
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.25)        (.49)        (.58)        (.23)
Distributions from realized gains                       --           --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.25)        (.49)        (.59)        (.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.55        $8.97        $9.70       $10.05
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $14          $23          $48          $23
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.93%(f)       1.85%        1.83%        2.05%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.77%(f)       1.82%        1.79%        1.77%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       5.74%(f)       5.52%        5.89%        5.60%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          43%          91%          49%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (24.35%)(j)   (2.59%)       2.41%        2.87%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.97        $9.70       $10.05       $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(c)       .50(c)       .59(c)       .22
Net gains (losses) (both realized and
 unrealized)                                         (2.39)        (.74)        (.35)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.17)        (.24)         .24          .27
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.25)        (.49)        (.58)        (.22)
Distributions from realized gains                       --           --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.25)        (.49)        (.59)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.55        $8.97        $9.70       $10.05
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12          $20          $24           $6
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.92%(f)       1.85%        1.82%        2.04%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.76%(f)       1.81%        1.78%        1.76%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       5.76%(f)       5.39%        5.85%        5.22%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          43%          91%          49%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (24.34%)(j)   (2.58%)       2.40%        2.84%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.96        $9.70       $10.05       $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .26(c)       .59(c)       .70(c)       .27
Net gains (losses) (both realized and
 unrealized)                                         (2.38)        (.74)        (.35)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.12)        (.15)         .35          .32
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.29)        (.59)        (.69)        (.27)
Distributions from realized gains                       --           --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.29)        (.59)        (.70)        (.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.55        $8.96        $9.70       $10.05
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $120         $185         $186          $59
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        .80%(f)        .76%         .75%         .99%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .70%(f)        .76%         .71%         .71%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       6.82%(f)       6.40%        6.98%        6.59%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          43%          91%          49%
--------------------------------------------------------------------------------------------------------------
Total return                                       (23.85%)(i)   (1.65%)       3.51%        3.35%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $8.99        $9.70       $10.05       $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .26(c)       .61(c)       .67(c)       .26
Net gains (losses) (both realized and
 unrealized)                                         (2.39)        (.73)        (.33)         .06
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.13)        (.12)         .34          .32
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.29)        (.59)        (.68)        (.27)
Distributions from realized gains                       --           --         (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.29)        (.59)        (.69)        (.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.57        $8.99        $9.70       $10.05
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.10%(f)       1.05%        1.02%        1.13%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .70%(f)        .69%         .90%         .85%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       6.73%(f)       6.54%        6.79%        6.22%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          43%          91%          49%
--------------------------------------------------------------------------------------------------------------
Total return                                       (23.85%)(i)   (1.41%)       3.33%        3.29%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)      2008(b)
Net asset value, beginning of period                 $8.98        $8.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .26          .01
Net gains (losses) (both realized and
 unrealized)                                         (2.39)        (.01)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.13)          --
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.28)        (.01)
Distributions from realized gains                       --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)        (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.57        $8.98
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        .86%(f)        .75%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .75%(f)        .75%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       6.85%(f)       4.59%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          43%
--------------------------------------------------------------------------------------------------------------
Total return                                       (23.80%)(i)    (.04%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 24, 2008 to July 31, 2008. On July 24, 2008, the Investment Manager purchased 556 shares at $8.99 per share, which represented the initial capital in Class R5.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $8.97        $9.70       $10.06
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .24          .56          .44
Net gains (losses) (both realized and
 unrealized)                                         (2.39)        (.74)        (.37)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.15)        (.18)         .07
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.27)        (.55)        (.42)
Distributions from realized gains                       --           --         (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.27)        (.55)        (.43)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.55        $8.97        $9.70
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.25%(f)       1.20%        1.19%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.14%(f)       1.20%        1.15%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       6.45%(f)       6.00%        6.60%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                22%          43%          91%
--------------------------------------------------------------------------------------------------------------
Total return                                       (24.10%)(i)   (1.97%)        .77%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Floating Rate Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or be considered by the investment manager to be of comparable quality.

The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. However, Class B shares are closed to new purchases.

-  Class C shares may be subject to a CDSC.

- Class I, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors. Class R5 became available effective Aug. 1, 2008.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R5 and Class W shares. At Jan. 31, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 40% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
40  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $5,645,103 representing 1.86% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

INVESTMENTS IN LOANS
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date.

--------------------------------------------------------------------------------
42  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2009, the Fund has outstanding when-issued securities of $2,619,283 and other forward-commitments of $9,203,915.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the Portfolio of Investments. At Jan. 31, 2009, the Fund has entered into unfunded loan commitments of $2,037,913.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended the Fund had no outstanding option contracts.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their

--------------------------------------------------------------------------------
44  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund recognizes certain facility fees as income over the expected term of the loan. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2009 was 0.61% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
46  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $1,508.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $992,000 and $89,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $54,492 for Class A, $13,569 for Class B and $9,816 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.01%
Class B.............................................  1.77
Class C.............................................  1.76
Class I.............................................  0.70
Class R4............................................  0.70
Class R5............................................  0.75
Class W.............................................  1.14


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $56,648
Class B...........................................    5,056
Class C...........................................    4,427
Class R4..........................................       34




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48  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $168


The management fees waived/reimbursed at the Fund level were $186,504

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.01%
Class B.............................................  1.77
Class C.............................................  1.76
Class I.............................................  0.70
Class R4............................................  0.94
Class R5............................................  0.75
Class W.............................................  1.15


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $699 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $5,672 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $77,597,819 and $149,588,070, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED JAN. 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 5,607,419     856,563     (11,568,814)      (5,104,832)
Class B                   156,563      67,430        (719,546)        (495,553)
Class C                   282,621      45,720        (618,933)        (290,592)
Class I                 1,683,850     740,857      (4,712,416)      (2,287,709)
Class R4                    1,845         656          (5,265)          (2,764)
----------------------------------------------------------------------------------



                                         YEAR ENDED JULY 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                26,495,372    1,863,171    (43,165,061)     (14,806,518)
Class B                 1,017,980      183,596     (3,582,624)      (2,381,048)
Class C                 1,406,427       91,574     (1,748,728)        (250,727)
Class I                 5,561,402    1,364,069     (5,473,481)       1,451,990
Class R4                   17,693        1,112        (28,709)          (9,904)
Class R5*                     556           --             --              556
----------------------------------------------------------------------------------


*   For the period from July 24, 2008 (inception date) to July 31, 2008.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $111,271,979 and $112,556,254, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the

--------------------------------------------------------------------------------
50  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $3,522,163 at July 31, 2008, that if not offset by capital gains will expire as follows:

  2015        2016
$33,562    $3,488,601


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov.1, 2008 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $13,804,258 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. RISKS RELATING TO CERTAIN INVESTMENTS

FLOATING RATE LOAN RISK
The Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery.

--------------------------------------------------------------------------------
52  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund

--------------------------------------------------------------------------------
54  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT  55

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE FLOATING RATE FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE FLOATING RATE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource(R) mutual funds are
                           distributed by RiverSource Distributors, Inc., and
                           RiverSource Fund Distributors, Inc., Members FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part
(RIVERSOURCE INVESTMENTS   of Ameriprise Financial, Inc.
LOGO)                      (C) 2009 RiverSource Investments, LLC.                              S-6510 D (4/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
INCOME OPPORTUNITIES FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE INCOME OPPORTUNITIES FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH TOTAL RETURN THROUGH
CURRENT INCOME AND CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   28

Proxy Voting.......................   45



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Opportunities Fund (the Fund) Class A shares declined
  14.23% (excluding sales charge) for the six months ended Jan. 31, 2009.

> The Fund outperformed its benchmark, the unmanaged Merrill Lynch U.S. High
  Yield Cash Pay BB-B Rated Constrained Index, which decreased 16.25% for the same period.

> The Fund also outperformed its peer group, as represented by the Lipper High
  Current Yield Bond Funds Index, which fell 23.21% during the same period.


ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------

                                                                  Since
                                                                inception
                          6 months*   1 year  3 years  5 years   6/19/03
-------------------------------------------------------------------------
RiverSource Income
  Opportunities Fund
  Class A (excluding
  sales charge)            -14.23%   -14.57%   -2.34%   +1.18%    +2.50%
-------------------------------------------------------------------------
Merrill Lynch U.S. High
  Yield Cash Pay BB-B
  Rated Constrained
  Index (unmanaged)(1)     -16.25%   -17.19%   -2.87%   +0.78%    +2.17%
-------------------------------------------------------------------------
Lipper High Current
  Yield Bond Funds
  Index(2)                 -23.21%   -24.19%   -6.22%   -1.34%    +0.58%
-------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

(1) The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/19/03)                   -14.23%   -14.57%   -2.34%   +1.18%    +2.50%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                   -14.56%   -15.13%   -3.08%   +0.43%    +1.74%
---------------------------------------------------------------------------
Class C (inception
  6/19/03)                   -14.57%   -15.13%   -3.08%   +0.43%    +1.74%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -14.02%   -14.18%   -1.96%     N/A     +1.50%
---------------------------------------------------------------------------
Class R4 (inception
  6/19/03)                   -14.05%   -14.11%   -2.02%   +1.46%    +2.77%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/19/03)                   -18.34%   -18.61%   -3.91%   +0.19%    +1.61%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                   -18.66%   -19.09%   -4.15%   +0.14%    +1.61%
---------------------------------------------------------------------------
Class C (inception
  6/19/03)                   -15.39%   -15.92%   -3.08%   +0.43%    +1.74%
---------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/19/03)                   -18.84%   -19.57%   -3.57%   +0.51%    +1.68%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                   -19.16%   -20.18%   -4.27%   -0.24%    +0.92%
---------------------------------------------------------------------------
Class C (inception
  6/19/03)                   -19.07%   -20.18%   -4.26%   -0.24%    +0.93%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -18.64%   -19.27%   -3.16%     N/A     +0.54%
---------------------------------------------------------------------------
Class R4 (inception
  6/19/03)                   -18.65%   -19.23%   -3.23%   +0.79%    +1.95%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/19/03)                   -22.68%   -23.38%   -5.12%   -0.45%    +0.79%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                   -23.04%   -23.92%   -5.33%   -0.53%    +0.80%
---------------------------------------------------------------------------
Class C (inception
  6/19/03)                   -19.85%   -20.93%   -4.26%   -0.24%    +0.93%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

 *Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
           X              LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     4.4 years
--------------------------------------
Effective duration(2)        3.7 years
--------------------------------------
Weighted average bond
  rating(3)                         BB
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                    Total fund  Net fund
                     expenses   expenses
----------------------------------------
Class A                1.17%      1.17%
----------------------------------------
Class B                1.92%      1.92%
----------------------------------------
Class C                1.92%      1.92%
----------------------------------------
Class I                0.75%      0.75%
----------------------------------------
Class R4               1.05%      1.01%(a)
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.01% for Class R4.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


QUALITY BREAKDOWN
(at Jan. 31, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                   0.1%
------------------------------------------------
BBB bonds                                   6.2%
------------------------------------------------
BB bonds                                   41.2%
------------------------------------------------
B bonds                                    45.4%
------------------------------------------------
CCC bonds                                   5.8%
------------------------------------------------
CC bonds                                    0.3%
------------------------------------------------
C bonds                                     0.9%
------------------------------------------------
D bonds                                     0.1%
------------------------------------------------


Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, using 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.6% of the bond portfolio assets were determined through internal analysis.

TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

IPALCO Enterprises
8.63% 2011                                  1.9%
------------------------------------------------
HCA
9.63% 2016                                  1.3%
------------------------------------------------
ASG Consolidated LLC/Finance
11.50% 2011                                 1.2%
------------------------------------------------
Energy Future Holdings
10.88% 2017                                 1.2%
------------------------------------------------
Nielsen Finance LLC
2.41-4.39% 2013                             1.1%
------------------------------------------------
Communications & Power Inds
8.00% 2012                                  1.1%
------------------------------------------------
Shingle Springs Tribal Gaming Authority
9.38% 2015                                  1.1%
------------------------------------------------
Nextel Communications
7.38% 2015                                  1.1%
------------------------------------------------
INVISTA
9.25% 2012                                  1.0%
------------------------------------------------
Intelsat Subsidiary Holding
8.88% 2015                                  1.0%
------------------------------------------------



Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  857.70        $ 5.82         1.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.80        $ 6.33         1.25%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  854.40        $ 9.34         2.01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.99        $10.15         2.01%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  854.30        $ 9.34         2.01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.99        $10.15         2.01%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  859.80        $ 3.82          .82%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.96        $ 4.15          .82%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  859.50        $ 4.71         1.01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.00        $ 5.11         1.01%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -14.23% for Class A, -14.56% for Class B, -14.57% for Class C, -14.02% for Class I and -14.05% for Class R4.


--------------------------------------------------------------------------------
8  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (72.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.4%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15%        $1,000,000(d)           $930,743
-------------------------------------------------------------------------------------
MORTGAGE-BACKED (--%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.89            883,609(i)             94,425
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.5%)
Alion Science and Technology
 02-01-15                              10.25          1,780,000               534,000
Alliant Techsystems
 04-01-16                               6.75            555,000               532,800
L-3 Communications
 07-15-13                               6.13            320,000               300,800
 01-15-15                               5.88            550,000               503,250
L-3 Communications
 Series B
 10-15-15                               6.38          2,340,000             2,193,750
Moog
 Sr Sub Nts
 06-15-18                               7.25            730,000(d)            642,400
TransDigm
 07-15-14                               7.75          1,600,000             1,440,000
                                                                      ---------------
Total                                                                       6,147,000
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
Gibraltar Inds
 Series B
 12-01-15                               8.00          1,105,000               602,225
Norcraft Companies LP/Finance
 11-01-11                               9.00            732,000               644,160
                                                                      ---------------
Total                                                                       1,246,385
-------------------------------------------------------------------------------------

CHEMICALS (2.2%)
Chemtura
 06-01-16                               6.88          4,550,000             1,478,750
INVISTA
 Sr Unsecured
 05-01-12                               9.25          3,780,000(d)          2,683,800
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13            337,400(g)            111,342
Nova Chemicals
 Sr Unsecured
 01-15-12                               6.50            290,000(c,j)           85,550
 11-15-13                               5.72          3,720,000(c,i)          985,800
                                                                      ---------------
Total                                                                       5,345,242
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.3%)
Jarden
 05-01-17                               7.50          2,930,000             2,124,250
Sealy Mattress
 06-15-14                               8.25            650,000               273,000
Visant
 10-01-12                               7.63            225,000               202,500
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25            560,000               497,000
                                                                      ---------------
Total                                                                       3,096,750
-------------------------------------------------------------------------------------

ELECTRIC (7.4%)
Aquila
 Sr Unsecured
 07-01-12                              11.88          2,220,000             2,331,000
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          1,329,000             1,083,135
 05-15-18                               7.13            820,000               586,300
Energy Future Holdings
 11-01-17                              10.88          3,866,000(j)          3,054,140
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63          4,995,000             4,970,024
 04-01-16                               7.25            340,000(d)            313,650


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56%        $1,940,911            $1,892,388
Mirant Americas Generation LLC
 Sr Unsecured
 10-01-21                               8.50            280,000               238,000
 05-01-31                               9.13            255,000               207,825
NRG Energy
 02-01-14                               7.25          1,580,000             1,508,900
 02-01-16                               7.38            250,000               238,125
 01-15-17                               7.38          1,030,000               965,625
Oncor Electric Delivery
 1st Mtge
 09-01-18                               6.80            775,000(d)            756,786
Salton Sea Funding
 Sr Secured Series C
 05-30-10                               7.84            100,935               101,898
                                                                      ---------------
Total                                                                      18,247,796
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
AMC Entertainment
 Sr Sub Nts
 03-01-14                               8.00            500,000               375,000
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.9%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50          3,637,000             3,127,820
Constellation Brands
 12-15-14                               8.38            261,000               259,695
 09-01-16                               7.25            448,000               427,840
 05-15-17                               7.25            447,000               429,120
Cott Beverages USA
 12-15-11                               8.00          4,089,000             2,330,730
Michael Foods
 11-15-13                               8.00            655,000               576,400
                                                                      ---------------
Total                                                                       7,151,605
-------------------------------------------------------------------------------------

GAMING (6.4%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          2,450,000             1,574,125
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          2,715,000             1,737,600
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          1,410,000(d)            944,700
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          1,143,000(d,j)          611,505
MGM MIRAGE
 02-27-14                               5.88          1,695,000               957,675
 07-15-15                               6.63            195,000               119,925
MGM MIRAGE
 Sr Secured
 11-15-13                              13.00          2,110,000(d,j)        1,893,725
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          1,830,000(d)          1,601,250
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          1,125,000               900,000
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25            600,000               480,000
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          4,575,000(d)          2,905,125
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          2,890,000(d)          2,196,400
                                                                      ---------------
Total                                                                      15,922,030
-------------------------------------------------------------------------------------

GAS PIPELINES (4.1%)
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            553,000               515,673
El Paso
 Sr Unsecured
 12-12-13                              12.00            805,000               861,350
 06-15-14                               6.88            255,000               235,238
SONAT
 Sr Unsecured
 02-01-18                               7.00            675,000               580,155


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Southern Star Central
 Sr Nts
 03-01-16                               6.75%        $1,600,000(d)         $1,396,000
 03-01-16                               6.75          2,787,000             2,438,624
Tennessee Gas Pipeline
 Sr Nts
 02-01-16                               8.00          1,690,000(d)          1,677,325
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          2,731,000             2,430,590
                                                                      ---------------
Total                                                                      10,134,955
-------------------------------------------------------------------------------------

HEALTH CARE (4.9%)
Community Health Systems
 07-15-15                               8.88          1,965,000             1,891,313
DaVita
 03-15-13                               6.63          1,100,000             1,064,250
HCA Sr Secured Pay-in-kind
 11-15-16                               9.63          4,001,000(g)          3,360,839
IASIS Healthcare LLC/Capital
 06-15-14                               8.75            710,000               624,800
Omnicare
 12-15-13                               6.75          2,015,000             1,858,838
 12-15-15                               6.88          1,904,000             1,713,600
Select Medical
 02-01-15                               7.63          2,680,000             1,688,400
                                                                      ---------------
Total                                                                      12,202,040
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.6%)
D.R. Horton
 01-15-10                               4.88            300,000               282,000
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          1,343,000             1,104,618
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75            108,000                83,160
William Lyon Homes
 02-15-14                               7.50            340,000                85,000
                                                                      ---------------
Total                                                                       1,554,778
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (7.8%)
Chesapeake Energy
 08-15-14                               7.00            910,000(j)            803,075
 01-15-16                               6.63          1,100,000               929,500
 01-15-16                               6.88            378,000               324,135
 01-15-18                               6.25            355,000               285,775
Compton Petroleum Finance
 12-01-13                               7.63            543,000(c)            211,770
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          1,572,000(c,d)          589,500
Denbury Resources
 12-15-15                               7.50          1,685,000             1,390,125
EXCO Resources
 01-15-11                               7.25          2,478,000             2,081,520
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          3,225,000(d)          2,515,499
KCS Energy
 04-01-12                               7.13          2,410,000             2,096,700
PetroHawk Energy
 07-15-13                               9.13            310,000               285,200
 06-01-15                               7.88            320,000(d)            264,000
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50            600,000(d)            571,500
Quicksilver Resources
 08-01-15                               8.25          2,330,000             1,875,650
Range Resources
 03-15-15                               6.38            550,000               493,625
 05-15-16                               7.50          1,115,000             1,048,100
 05-01-18                               7.25            395,000               359,450
SandRidge Energy
 06-01-18                               8.00          2,010,000(d)          1,567,800
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          2,630,000(g)          1,762,100
                                                                      ---------------
Total                                                                      19,455,024
-------------------------------------------------------------------------------------

MEDIA CABLE (3.9%)
Charter Communications Operating
 LLC/Capital Secured
 04-30-12                               8.00            619,000(d)            526,150
 04-30-14                               8.38          1,601,000(d,j)        1,328,830


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
CSC Holdings
 Sr Nts
 04-15-14                               8.50%        $1,900,000(d,j)       $1,862,000
CSC Holdings
 Sr Unsecured
 06-15-15                               8.50          1,690,000(d)          1,635,075
Mediacom Broadband LLC
 Sr Unsecured
 10-15-15                               8.50            755,000               649,300
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50            945,000               831,600
Videotron
 04-15-18                               9.13          1,125,000(c,d)        1,102,500
Virgin Media Finance
 04-15-14                               8.75          1,640,000(c)          1,394,000
 08-15-16                               9.13            400,000(c)            342,000
                                                                      ---------------
Total                                                                       9,671,455
-------------------------------------------------------------------------------------

MEDIA NON CABLE (6.9%)
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38            710,000               667,400
 05-15-16                               7.63            775,000               761,438
EchoStar DBS
 02-01-16                               7.13          2,660,000             2,447,199
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-15                               8.88          2,755,000(c,d,e)      2,534,599
Lamar Media
 08-15-15                               6.63            608,000               456,000
Lamar Media
 Series C
 08-15-15                               6.63          2,030,000             1,522,500
LBI Media
 Sr Sub Nts
 08-01-17                               8.50            220,000(d)             77,000
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          2,390,000             1,778,220
Nielsen Finance LLC
 08-01-14                              10.00            365,000               323,025
Nielsen Finance LLC
 Sr Nts
 02-01-14                              11.63          1,315,000(d)          1,213,088
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          2,040,000(c)          1,601,400
Rainbow Natl Services LLC
 09-01-12                               8.75          1,500,000(d)          1,496,250
 09-01-14                              10.38            155,000(d)            156,938
Salem Communications Holding
 12-15-10                               7.75          4,015,000             1,987,424
                                                                      ---------------
Total                                                                      17,022,481
-------------------------------------------------------------------------------------

METALS (2.0%)
Freeport-McMoRan Copper & Gold
 Sr Secured
 02-01-14                               6.88            646,000(j)            597,550
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          1,670,000             1,421,588
 04-01-17                               8.38          1,480,000             1,228,400
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.60          1,624,000(g,i)          617,120
Peabody Energy
 11-01-16                               7.38            620,000               604,500
Peabody Energy
 Series B
 03-15-13                               6.88            395,000               385,125
                                                                      ---------------
Total                                                                       4,854,283
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.6%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          1,548,000             1,184,220
 10-25-11                               7.25            257,000               182,983
                                                                      ---------------
Total                                                                       1,367,203
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.7%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          2,890,000(d)          1,647,300
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

OTHER FINANCIAL INSTITUTIONS (1.0%)
Cardtronics
 08-15-13                               9.25%        $2,130,000            $1,506,975
Cardtronics
 Series B
 08-15-13                               9.25          1,465,000             1,036,488
                                                                      ---------------
Total                                                                       2,543,463
-------------------------------------------------------------------------------------

OTHER INDUSTRY (1.2%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          2,625,000             2,047,500
Lender Processing Services
 07-01-16                               8.13          1,069,000             1,015,550
                                                                      ---------------
Total                                                                       3,063,050
-------------------------------------------------------------------------------------

PACKAGING (0.6%)
Crown Cork & Seal
 Sr Unsecured
 04-15-23                               8.00          1,000,000               890,000
Vitro
 02-01-17                               9.13          2,825,000(b,c)          678,000
                                                                      ---------------
Total                                                                       1,568,000
-------------------------------------------------------------------------------------

PAPER (1.9%)
Boise Cascade LLC
 10-15-14                               7.13          1,689,000               878,280
Georgia-Pacific LLC
 06-15-15                               7.70          1,575,000             1,354,500
 01-15-17                               7.13            898,000(d)            819,425
Georgia-Pacific LLC
 Sr Unsecured
 05-15-11                               8.13            320,000               308,800
NewPage
 Sr Secured
 05-01-12                               9.44          2,110,000(i)            675,200
 05-01-12                              10.00            342,000               131,670
Norampac
 06-01-13                               6.75            816,000(c)            359,040
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          1,815,000(b,k)          190,575
                                                                      ---------------
Total                                                                       4,717,490
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Warner Chilcott
 02-01-15                               8.75          2,075,000             1,940,125
-------------------------------------------------------------------------------------

RAILROADS (1.0%)
Kansas City Southern Mexico
 Sr Unsecured
 12-01-13                               7.63          2,085,000(c)          1,751,400
Kansas City Southern Railway
 12-15-13                              13.00            730,000               759,200
                                                                      ---------------
Total                                                                       2,510,600
-------------------------------------------------------------------------------------

TECHNOLOGY (2.4%)
Communications & Power Inds
 02-01-12                               8.00          3,200,000             2,912,000
CPI Intl
 Sr Unsecured
 02-01-15                               8.88            246,000(i)            240,158
SS&C Technologies
 12-01-13                              11.75          1,995,000             1,755,600
SunGard Data Systems
 08-15-13                               9.13          1,360,000             1,135,600
                                                                      ---------------
Total                                                                       6,043,358
-------------------------------------------------------------------------------------

WIRELESS (4.6%)
Centennial Cellular Operating/Communications
 06-15-13                              10.13          1,870,000             1,930,775
Centennial Communications/Cellular Operating
 LLC/Puerto Rico Operations
 Sr Unsecured
 02-01-14                               8.13            435,000               445,875
Cricket Communications
 07-15-15                              10.00          1,170,000(d)          1,079,325
Crown Castle Intl
 Sr Unsecured
 01-15-15                               9.00          1,500,000             1,451,250
MetroPCS Wireless
 11-01-14                               9.25          1,080,000             1,000,350
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25            580,000(d)            532,150
Nextel Communications
 Series D
 08-01-15                               7.38          5,965,000             2,803,550


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELESS (CONT.)
Sprint Capital
 01-30-11                               7.63%          $485,000              $403,763
 03-15-12                               8.38          2,125,000             1,700,000
                                                                      ---------------
Total                                                                      11,347,038
-------------------------------------------------------------------------------------

WIRELINES (4.0%)
Cincinnati Bell
 02-15-15                               7.00          1,585,000             1,410,650
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13          1,570,000(d)            879,200
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13          2,620,000             2,236,825
Qwest
 Sr Unsecured
 03-15-12                               8.88            170,000               169,150
 10-01-14                               7.50          1,625,000             1,478,750
 06-15-15                               7.63          1,890,000             1,710,450
Windstream
 08-01-13                               8.13            405,000               398,925
 08-01-16                               8.63          1,745,000             1,718,825
                                                                      ---------------
Total                                                                      10,002,775
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $215,610,387)                                                     $180,202,394
-------------------------------------------------------------------------------------



SENIOR LOANS (12.2%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
Alion Science and Technology
 Term Loan
 02-06-13                               9.50%        $3,755,906            $2,065,748
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.8%)
Ford Motor
 Term Loan
 TBD                                     TBD          2,100,000(e,m)         $751,926
Lear
 Term Loan
 TBD                                     TBD          2,600,000(e,m)        1,158,846
                                                                      ---------------
Total                                                                       1,910,772
-------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD          2,702,615(e,m)        1,139,612
 05-05-13                               3.69          1,469,540               619,661
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD            561,385(e,m)          236,719
 05-05-13                               3.75            269,002               113,430
                                                                      ---------------
Total                                                                       2,109,422
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.8%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.73-2.81          2,796,701             1,985,657
-------------------------------------------------------------------------------------

ELECTRIC (0.4%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD          1,500,000(e,m)        1,039,215
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
AMC Entertainment
 Pay-in-kind Term Loan
 01-26-13                               2.14            544,850(g)            245,183
-------------------------------------------------------------------------------------

GAMING (0.6%)
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 TBD                                     TBD            303,880(e,m,n)         77,489
Fontainebleau Las Vegas LLC
 Initial Term Loan
 06-06-14                               5.44            607,758               154,978


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Great Lakes Gaming of Michigan
 Term Loan
 09-15-12                               9.00%        $1,386,144(h)         $1,358,422
                                                                      ---------------
Total                                                                       1,590,889
-------------------------------------------------------------------------------------

MEDIA CABLE (0.5%)
Charter Communications Operating LLC
 Incremental Term Loan
 TBD                                     TBD          1,500,000(e,m)        1,302,000
-------------------------------------------------------------------------------------

MEDIA NON CABLE (2.0%)
Dex Media West LLC
 Tranche B Term Loan
 TBD                                     TBD          2,250,000(e,m)        1,164,375
 10-24-14                               7.00          1,470,000               760,725
Nielsen Finance LLC
 Dollar Term Loan
 08-09-13                          2.41-4.39          3,785,738(c)          3,033,322
                                                                      ---------------
Total                                                                       4,958,422
-------------------------------------------------------------------------------------

METALS (0.1%)
Noranda Aluminum Acquisition
 Term B Loan
 TBD                                     TBD            345,000(e,m)          187,163
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
 05-04-15                               7.99          2,230,000               999,776
Dresser
 Tranche B Term Loan
 05-04-14                          2.66-4.49          1,685,288             1,215,514
                                                                      ---------------
Total                                                                       2,215,290
-------------------------------------------------------------------------------------

PAPER (0.3%)
NewPage
 Term Loan
 12-22-14                               5.31          1,500,000               841,500
-------------------------------------------------------------------------------------

RETAILERS (0.8%)
Neiman Marcus Group
 Term Loan
 TBD                                     TBD          1,250,000(e,m)          860,413
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.58          2,250,000            $1,130,625
                                                                      ---------------
Total                                                                       1,991,038
-------------------------------------------------------------------------------------

TECHNOLOGY (0.7%)
Flextronics Intl
 Tranche B Term Loan
 TBD                                     TBD          2,174,999(e,m)        1,392,000
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 TBD                                     TBD            625,001(e,m)          400,000
                                                                      ---------------
Total                                                                       1,792,000
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Hertz
 Letter of Credit
 TBD                                     TBD            397,687(e,m)          253,526
Hertz
 Tranche B Term Loan
 TBD                                     TBD          2,201,676(e,m)        1,403,568
                                                                      ---------------
Total                                                                       1,657,094
-------------------------------------------------------------------------------------

WIRELINES (1.8%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD          3,500,000(e,m)        2,065,000
Level 3 Financing
 B Term Loan
 TBD                                     TBD          2,050,000(e,m)        1,489,674
03-13-14                           2.62-3.51            175,000               853,837
                                                                      ---------------
Total                                                                       4,408,511
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $32,884,112)                                                       $30,299,904
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MONEY MARKET FUND (18.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              45,063,953(o)        $45,063,953
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $45,063,953)                                                       $45,063,953
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (3.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      8,551,735            $8,551,735
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,551,735)                                                         $8,551,735
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $302,110,187)(p)                                                  $264,117,986
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2009, the value of foreign securities represented 5.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $40,951,538 or 16.5% of net assets.

(e) At Jan. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,716,050. See Note 1 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.


--------------------------------------------------------------------------------
16  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                           ACQUISITION
     SECURITY                                 DATES                 COST
     ----------------------------------------------------------------------
     Great Lakes Gaming of Michigan
       9.00% Term Loan 2012          03-01-07 thru 09-15-07      $1,367,379


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(j) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(k)  This position is in bankruptcy.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) At Jan. 31, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                      UNFUNDED
     BORROWER                                        COMMITMENT
     ----------------------------------------------------------
     Fontainebleau Las Vegas LLC Delayed Draw         $303,120


(o) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(p) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $302,110,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $4,283,000
     Unrealized depreciation                         (42,275,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(37,992,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan 31, 2009:

                                        FAIR VALUE AT JAN. 31, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $53,615,688    $209,143,877   $1,358,421   $264,117,986


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of July 31, 2008                        $2,247,182
  Accrued discounts/premiums                            2,631
  Realized gain (loss)                                  2,483
  Change in unrealized appreciation
    (depreciation)                                     (1,586)
  Net purchases (sales)                              (176,368)
  Transfers in and/or out of Level 3                 (715,921)
---------------------------------------------------------------
Balance as of Jan. 31, 2009                        $1,358,421
---------------------------------------------------------------




--------------------------------------------------------------------------------
18  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------







HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $248,494,499)             $210,502,298
  Affiliated money market fund (identified cost $45,063,953)         45,063,953
  Investments of cash collateral received for securities on loan
    (identified cost $8,551,735)                                      8,551,735
-------------------------------------------------------------------------------
Total investments in securities (identified cost $302,110,187)      264,117,986
Capital shares receivable                                             2,787,562
Dividends and accrued interest receivable                             5,126,618
Receivable for investment securities sold                             4,984,122
Other receivable                                                         12,512
-------------------------------------------------------------------------------
Total assets                                                        277,028,800
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       418,261
Capital shares payable                                                  260,055
Payable for investment securities purchased                           2,427,691
Payable for securities purchased on a forward-commitment basis       17,716,050
Payable upon return of securities loaned                              8,551,735
Accrued investment management services fees                               4,100
Accrued distribution fees                                                 1,618
Accrued transfer agency fees                                                822
Accrued administrative services fees                                        471
Accrued plan administration services fees                                     1
Other accrued expenses                                                   71,291
-------------------------------------------------------------------------------
Total liabilities                                                    29,452,095
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $247,576,705
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    323,458
Additional paid-in capital                                          311,725,844
Undistributed net investment income                                      52,697
Accumulated net realized gain (loss)                                (26,545,605)
Unrealized appreciation (depreciation) on investments               (37,979,689)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $247,576,705
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $  8,236,619
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $134,659,199           17,599,196                       $7.65(1)
Class B                     $ 19,977,977            2,612,233                       $7.65
Class C                     $  6,204,668              811,333                       $7.65
Class I                     $ 86,651,034           11,312,125                       $7.66
Class R4                    $     83,827               10,926                       $7.67
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $8.03. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 10,062,471
Income distributions from affiliated money market fund                  111,898
Fee income from securities lending                                        3,644
-------------------------------------------------------------------------------
Total income                                                         10,178,013
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     623,058
Distribution fees
  Class A                                                               151,900
  Class B                                                               106,565
  Class C                                                                18,184
Transfer agency fees
  Class A                                                               115,063
  Class B                                                                21,376
  Class C                                                                 3,554
  Class R4                                                                   29
Administrative services fees                                             71,498
Plan administration services fees -- Class R4                               145
Compensation of board members                                             3,506
Custodian fees                                                           67,958
Printing and postage                                                     26,742
Registration fees                                                        24,636
Professional fees                                                        18,479
Other                                                                     1,404
-------------------------------------------------------------------------------
Total expenses                                                        1,254,097
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                             (174)
  Earnings and bank fee credits on cash balances                           (620)
-------------------------------------------------------------------------------
Total net expenses                                                    1,253,303
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       8,924,710
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (13,242,208)
  Swap transactions                                                    (566,563)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (13,808,771)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (23,610,038)
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      (37,418,809)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(28,494,099)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2009  JULY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  8,924,710   $ 20,351,046
Net realized gain (loss) on investments                                 (13,808,771)   (13,746,247)
Net change in unrealized appreciation (depreciation) on
  investments                                                           (23,610,038)    (2,034,568)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (28,494,099)     4,570,231
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (5,380,062)   (10,393,968)
    Class B                                                                (858,379)    (2,158,124)
    Class C                                                                (146,044)      (244,114)
    Class I                                                              (2,675,130)    (6,574,245)
    Class R4                                                                 (5,420)       (10,654)
  Net realized gain
    Class A                                                                      --     (2,213,561)
    Class B                                                                      --       (531,476)
    Class C                                                                      --        (55,930)
    Class I                                                                      --     (1,260,450)
    Class R4                                                                     --         (2,126)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (9,065,035)   (23,444,648)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         40,219,860     24,037,209
  Class B shares                                                          3,052,105      3,937,202
  Class C shares                                                          3,454,347        831,600
  Class I shares                                                         37,589,615     21,235,756
Reinvestment of distributions at net asset value
  Class A shares                                                          4,000,611     10,236,256
  Class B shares                                                            695,059      2,297,030
  Class C shares                                                            114,293        258,033
  Class I shares                                                          2,562,377      7,897,337
  Class R4 shares                                                             4,967         12,059
Payments for redemptions
  Class A shares                                                        (24,218,914)   (63,561,128)
  Class B shares                                                         (5,192,194)   (21,405,200)
  Class C shares                                                           (599,946)    (1,751,600)
  Class I shares                                                        (13,131,605)   (39,766,355)
  Class R4 shares                                                           (35,041)       (12,636)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        48,515,534    (55,754,437)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  10,956,400    (74,628,854)
Net assets at beginning of period                                       236,620,305    311,249,159
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $247,576,705   $236,620,305
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $     52,697   $    193,022
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.34        $9.99       $10.10       $10.53       $10.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .35(b)       .69(b)       .68(b)       .64          .61
Net gains (losses) (both realized and
 unrealized)                                         (1.69)        (.54)        (.10)        (.30)         .35
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.34)         .15          .58          .34          .96
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.35)        (.66)        (.69)        (.62)        (.61)
Distributions from realized gains                       --         (.14)          --         (.15)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.35)        (.80)        (.69)        (.77)        (.73)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.65        $9.34        $9.99       $10.10       $10.53
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $135         $138         $177         $194         $197
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.25%(e)     1.16%        1.14%        1.14%        1.10%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         8.67%(e)     7.00%        6.57%        6.25%        5.73%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                42%          75%         122%         130%         124%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (14.23%)(g)    1.30%        5.69%        3.49%        9.52%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.34        $9.98       $10.09       $10.53       $10.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .32(b)       .61(b)       .60(b)       .56          .53
Net gains (losses) (both realized and
 unrealized)                                         (1.69)        (.53)        (.10)        (.30)         .35
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.37)         .08          .50          .26          .88
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.32)        (.58)        (.61)        (.55)        (.53)
Distributions from realized gains                       --         (.14)          --         (.15)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.32)        (.72)        (.61)        (.70)        (.65)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.65        $9.34        $9.98       $10.09       $10.53
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $20          $26          $43          $57          $79
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.01%(e)     1.92%        1.90%        1.90%        1.86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         7.85%(e)     6.22%        5.79%        5.46%        4.99%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                42%          75%         122%         130%         124%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (14.56%)(g)     .64%        4.89%        2.60%        8.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.34        $9.98       $10.09       $10.53       $10.30
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .32(b)       .61(b)       .60(b)       .56          .53
Net gains (losses) (both realized and
 unrealized)                                         (1.69)        (.53)        (.10)        (.30)         .35
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.37)         .08          .50          .26          .88
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.32)        (.58)        (.61)        (.55)        (.53)
Distributions from realized gains                       --         (.14)          --         (.15)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.32)        (.72)        (.61)        (.70)        (.65)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.65        $9.34        $9.98       $10.09       $10.53
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6           $4           $5           $6           $7
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.01%(e)     1.92%        1.90%        1.90%        1.86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         7.87%(e)     6.26%        5.80%        5.48%        4.98%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                42%          75%         122%         130%         124%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (14.57%)(g)     .64%        4.89%        2.60%        8.69%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(g)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.35       $10.00       $10.11       $10.55       $10.32
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .37(b)       .73(b)       .72(b)       .68          .65
Net gains (losses) (both realized and
 unrealized)                                         (1.69)        (.54)        (.10)        (.30)         .35
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.32)         .19          .62          .38         1.00
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.37)        (.70)        (.73)        (.67)        (.65)
Distributions from realized gains                       --         (.14)          --         (.15)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.37)        (.84)        (.73)        (.82)        (.77)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.66        $9.35       $10.00       $10.11       $10.55
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $87          $68          $86          $93          $69
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 .82%(e)      .75%         .74%         .74%         .74%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         9.20%(e)     7.42%        6.96%        6.67%        6.15%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                42%          75%         122%         130%         124%
--------------------------------------------------------------------------------------------------------------
Total return                                       (14.02%)(f)    1.72%        6.12%        3.81%        9.92%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.37        $9.99       $10.10       $10.54       $10.31
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .37(b)       .73(b)       .69(b)       .66          .62
Net gains (losses) (both realized and
 unrealized)                                         (1.70)        (.53)        (.10)        (.31)         .36
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.33)         .20          .59          .35          .98
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.37)        (.68)        (.70)        (.64)        (.63)
Distributions from realized gains                       --         (.14)          --         (.15)        (.12)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.37)        (.82)        (.70)        (.79)        (.75)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.67        $9.37        $9.99       $10.10       $10.54
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.11%(e)     1.05%        1.01%         .97%         .94%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .81%(e)      .76%         .98%         .97%         .94%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         8.98%(e)     7.42%        6.67%        6.42%        5.91%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                42%          75%         122%         130%         124%
--------------------------------------------------------------------------------------------------------------
Total return                                       (14.05%)(h)    1.90%        5.87%        3.57%        9.70%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Income Opportunities Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end investment management company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and approximately 35% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for

--------------------------------------------------------------------------------
28  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $1,358,422 representing 0.55% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2009, the Fund has outstanding when-issued securities of $4,008,720 and other forward-commitments of $13,707,330.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the Portfolio of Investments. At Jan. 31, 2009, the Fund has entered into unfunded loan commitments of $303,120.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy of becomes insolvent, the

--------------------------------------------------------------------------------
30  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Fund's right to repurchase of sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended Jan. 31, 2009.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

CMBS TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.


--------------------------------------------------------------------------------
32  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exist when a particular swap is difficult to purchases or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At Jan. 31, 2009, the Fund had no outstanding CMBS total return swap contracts.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



amortized daily as a component of realized gain (loss) on the Statement of Operations. At Jan. 31, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. At Jan. 31, 2009, the Fund had no outstanding credit default swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of recognition of unrealized appreciation (depreciation) for certain derivative investments, post-

--------------------------------------------------------------------------------
34  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2009 was 0.61% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $217.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.


--------------------------------------------------------------------------------
36  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $852,000 and $62,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $102,342 for Class A, $9,640 for Class B and $96 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class R4............................................  0.81%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4............................................  $29




--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $145


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the Fund's average daily net assets:

Class R4............................................  1.01%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $620 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $8,287 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $113,347,802 and $80,692,475, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
38  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED JAN. 31, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  5,305,598     510,891     (3,015,197)      2,801,292
Class B                    392,457      88,666       (641,631)       (160,508)
Class C                    455,198      14,663        (73,304)        396,557
Class I                  5,103,067     327,365     (1,439,696)      3,990,736
Class R4                        --         630         (4,920)         (4,290)
----------------------------------------------------------------------------------



                                          YEAR ENDED JULY 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  2,476,938    1,042,780    (6,485,643)      (2,965,925)
Class B                    399,167      233,826    (2,202,784)      (1,569,791)
Class C                     86,804       26,297      (177,985)         (64,884)
Class I                  2,173,982      806,184    (4,209,463)      (1,229,297)
Class R4                        --        1,228        (1,319)             (91)
----------------------------------------------------------------------------------


5. SECURITIES LENDING

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $8,236,619 were on loan secured by cash collateral of $8,551,735 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $3,644 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 to Nov. 30, 2008, the Fund had no securities out on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $87,137,001 and $55,239,142, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
40  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $1,946,556 at July 31, 2008, that if not offset by capital gains will expire in 2016.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $10,486,987 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its

--------------------------------------------------------------------------------
42  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
44  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2009 SEMIANNUAL REPORT  45

RIVERSOURCE INCOME OPPORTUNITIES FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6277 G (4/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
INFLATION PROTECTED SECURITIES FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE INFLATION PROTECTED SECURITIES FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH TOTAL RETURN THAT
EXCEEDS THE RATE OF INFLATION OVER THE LONG TERM.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   12

Statement of Operations............   13

Statements of Changes in Net
  Assets...........................   14

Financial Highlights...............   16

Notes to Financial Statements......   22

Proxy Voting.......................   38



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Inflation Protected Securities Fund (the Fund) Class A shares declined 5.19% (excluding sales charge) for the six months ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S.
  Treasury Inflation Notes Index (formerly known as the Lehman Brothers U.S. Treasury Inflation Notes Index), which fell 4.84% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                               Since
                                                             inception
                                 6 months*  1 year  3 years    3/4/04
----------------------------------------------------------------------
RiverSource Inflation Protected
  Securities Fund Class A
  (excluding sales charge)         -5.19%   -5.16%   +3.05%    +3.07%
----------------------------------------------------------------------
Barclays Capital U.S. Treasury
  Inflation Notes Index
  (unmanaged)(1)                   -4.84%   -4.49%   +3.64%    +3.76%
----------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 3.00% sales charge applicable to Class A shares of the Fund which changed from 4.75% effective March 3, 2008 is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Treasury Inflation Notes Index, an unmanaged index, measures the performance of the inflation protected obligations of the U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
2  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                 SINCE
Without sales charge              6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 3/4/04)          -5.19%    -5.16%   +3.05%    +3.07%
------------------------------------------------------------------------
Class B (inception 3/4/04)          -5.46%    -5.87%   +2.27%    +2.29%
------------------------------------------------------------------------
Class C (inception 3/4/04)          -5.45%    -5.87%   +2.27%    +2.28%
------------------------------------------------------------------------
Class I (inception 3/4/04)          -5.03%    -4.81%   +3.41%    +3.40%
------------------------------------------------------------------------
Class R4 (inception 3/4/04)         -4.98%    -4.80%   +3.21%    +3.23%
------------------------------------------------------------------------
Class W (inception 12/1/06)         -5.24%    -5.25%     N/A     +2.87%
------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)          -8.06%    -9.62%   +1.40%    +2.05%
------------------------------------------------------------------------
Class B (inception 3/4/04)         -10.05%   -10.34%   +1.04%    +1.94%
------------------------------------------------------------------------
Class C (inception 3/4/04)          -6.37%    -6.76%   +2.27%    +2.28%
------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                SINCE
Without sales charge              6 MONTHS*  1 YEAR  3 YEARS  INCEPTION
Class A (inception 3/4/04)          -5.36%   -0.72%   +3.27%    +3.27%
-----------------------------------------------------------------------
Class B (inception 3/4/04)          -5.73%   -1.58%   +2.48%    +2.46%
-----------------------------------------------------------------------
Class C (inception 3/4/04)          -5.72%   -1.47%   +2.52%    +2.47%
-----------------------------------------------------------------------
Class I (inception 3/4/04)          -5.20%   -0.37%   +3.63%    +3.59%
-----------------------------------------------------------------------
Class R4 (inception 3/4/04)         -5.12%   -0.45%   +3.43%    +3.42%
-----------------------------------------------------------------------
Class W (inception 12/1/06)         -5.41%   -0.82%     N/A     +3.32%
-----------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)          -8.19%   -5.48%   +1.62%    +2.22%
-----------------------------------------------------------------------
Class B (inception 3/4/04)         -10.29%   -6.25%   +1.25%    +2.10%
-----------------------------------------------------------------------
Class C (inception 3/4/04)          -6.63%   -2.41%   +2.52%    +2.47%
-----------------------------------------------------------------------



On March 3, 2008, the maximum sales charge for Class A shares changed from 4.75% to 3.00%. Class A share performance for each period of one year, three years and since inception reflects the maximum sales charge of 4.75%, which was in effect at the beginning of each of those periods. Class A share performance for each six-month period reflects the maximum sales charge of 3.00%, which was in effect at the beginning of each of those periods. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

*   Not annualized.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------


Weighted average life(1)    10.3 years
--------------------------------------
Effective duration(2)        7.7 years
--------------------------------------
Weighted average bond
  rating(3)                        AAA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                     Total       Net
                     fund        fund
                   expenses  expenses(a)
----------------------------------------
Class A              0.93%      0.85%
----------------------------------------
Class B              1.69%      1.61%
----------------------------------------
Class C              1.68%      1.60%
----------------------------------------
Class I              0.56%      0.51%
----------------------------------------
Class R4             0.85%      0.73%
----------------------------------------
Class W              1.00%      0.96%
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.85% for Class A, 1.61% for Class B, 1.60% for Class C, 0.51% for Class I, 0.73% for Class R4 and 0.96% for Class W.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

Principal risks associated with investing in RiverSource Inflation Protected Securities Fund include credit risk, diversification risk, inflation protected securities risk, and interest rate risk. See the Fund's prospectus for information on these and other risks associated with the Fund. Treasury Inflation Protected Securities (TIPS) are backed by the full faith and credit of the U.S. Government. The U.S. Government guarantee applies only to the underlying TIPS securities, and not the Fund itself.


--------------------------------------------------------------------------------
4  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION
(at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

U.S. Government Obligations                77.0%
------------------------------------------------
Other(1)                                   23.0%
------------------------------------------------


(1) Cash & Cash Equivalents. Of the 23.0%, 21.0% is due to security lending activity and 2.0% is the Fund's cash equivalent position.

QUALITY BREAKDOWN
(at Jan. 31, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                  93.1%
------------------------------------------------
A bonds                                     6.9%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  948.10        $4.15           .85%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.81        $4.31           .85%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  945.40        $7.85          1.61%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.00        $8.14          1.61%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  945.50        $7.80          1.60%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.05        $8.09          1.60%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  949.70        $2.49           .51%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.51        $2.59           .51%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  950.20        $3.57           .73%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.41        $3.70           .73%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  947.60        $4.69           .96%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.26        $4.86           .96%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -5.19% for Class A, -5.46% for Class B, -5.45% for Class C, -5.03% for Class I, -4.98% for Class R4 and -5.24% for Class W.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (99.3%)
                                                    COUPON         PRINCIPAL
ISSUER                                               RATE            AMOUNT              VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                                            5.00%          17,395,000       $16,385,899
Federal Natl Mtge Assn
 01-02-14                                            5.13           33,430,000(c)     34,050,127
U.S. Treasury Inflation-Indexed Bond
 04-15-10                                            0.88           54,799,475(b)     53,276,349
 04-15-11                                            2.38           35,361,810(b,c)   35,538,486
 01-15-12                                            3.38           38,689,909(b)     40,091,481
 07-15-12                                            3.00           13,521,004(b)     13,998,160
 01-15-14                                            2.00           53,111,293(b,c)   52,812,681
 07-15-14                                            2.00           30,183,630(b)     29,994,961
 01-15-15                                            1.63           42,305,542(b,c)   40,984,163
 01-15-16                                            2.00           26,415,433(b)     26,233,924
 01-15-17                                            2.38           47,355,581(b,c)   48,242,430
 01-15-18                                            1.63           52,285,890(b,c,d) 51,028,226
 07-15-18                                            1.38           29,589,900(b)     28,875,000
 01-15-26                                            2.00           47,151,280(b)     43,631,865
 01-15-27                                            2.38           24,257,870(b)     23,765,174
 01-15-28                                            1.75           22,589,535(b)     20,092,013
 04-15-28                                            3.63          116,077,698(b)    133,767,613
 04-15-29                                            3.88           34,725,592(b)     41,438,550
TOTAL BONDS
(Cost: $755,536,197)                                                                  734,207,102
-------------------------------------------------------------------------------------------------




MONEY MARKET FUND (2.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              19,085,255(e)        $19,085,255
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,085,255)                                                       $19,085,255
-------------------------------------------------------------------------------------




INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (27.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    200,363,626          $200,363,626
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $200,363,626)                                                     $200,363,626
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $974,985,078)(f)                                                  $953,655,983
=====================================================================================





INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury Note, 5-
  year                         (607)      $(71,730,331)  April 2009     $(1,754,631)
U.S. Treasury Note, 10-
  year                         (182)       (22,326,282)  March 2009        (924,786)
------------------------------------------------------------------------------------
Total                                                                   $(2,679,417)
------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(d) At Jan. 31, 2009, investments in securities included securities valued at $2,250,975 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $974,985,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $3,514,000
     Unrealized depreciation                          (24,843,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(21,329,000)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                        FAIR VALUE AT JAN. 31, 2009
                       ------------------------------------------------------------
                            LEVEL 1         LEVEL 2
                         QUOTED PRICES       OTHER         LEVEL 3
                           IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE   UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities              $219,448,881    $734,207,102       $--       $953,655,983
Other financial
  instruments*              (2,679,417)             --        --         (2,679,417)
-----------------------------------------------------------------------------------
Total                     $216,769,464    $734,207,102       $--       $950,976,566
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.


--------------------------------------------------------------------------------
10  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  11

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $755,536,197)             $734,207,102
  Affiliated money market fund (identified cost $19,085,255)         19,085,255
  Investments of cash collateral received for securities on loan
    (identified cost $200,363,626)                                  200,363,626
-------------------------------------------------------------------------------
Total investments in securities (identified cost $974,985,078)      953,655,983
Capital shares receivable                                             1,634,849
Dividends and accrued interest receivable                             2,777,159
Receivable for investment securities sold                            15,007,886
Variation margin receivable on futures contracts                         80,597
-------------------------------------------------------------------------------
Total assets                                                        973,156,474
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       143,344
Capital shares payable                                                4,313,654
Payable for investment securities purchased                          29,083,594
Payable upon return of securities loaned                            200,363,626
Accrued investment management services fees                               8,893
Accrued distribution fees                                                 4,279
Accrued transfer agency fees                                              2,250
Accrued administrative services fees                                      1,382
Other accrued expenses                                                   71,866
-------------------------------------------------------------------------------
Total liabilities                                                   233,992,888
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $739,163,586
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    785,542
Additional paid-in capital                                          809,319,419
Excess of distributions over net investment income                  (21,750,545)
Accumulated net realized gain (loss)                                (25,182,318)
Unrealized appreciation (depreciation) on investments               (24,008,512)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $739,163,586
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $197,613,594
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $224,235,264           23,824,862                       $9.41(1)
Class B                     $ 34,833,241            3,703,611                       $9.41
Class C                     $ 10,715,271            1,139,085                       $9.41
Class I                     $249,796,142           26,557,060                       $9.41
Class R4                    $     70,333                7,478                       $9.41
Class W                     $219,513,335           23,322,084                       $9.41
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.70. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
12  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 18,190,829
Inflation compensation                                              (21,569,099)
Income distributions from affiliated money market fund                  101,021
Fee income from securities lending                                      136,059
-------------------------------------------------------------------------------
Total income                                                         (3,141,190)
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,849,500
Distribution fees
  Class A                                                               288,715
  Class B                                                               184,985
  Class C                                                                56,344
  Class W                                                               303,426
Transfer agency fees
  Class A                                                               149,621
  Class B                                                                25,422
  Class C                                                                 7,458
  Class R4                                                                   13
  Class W                                                               242,741
Administrative services fees                                            285,727
Plan administration services fees -- Class R4                                64
Compensation of board members                                            13,674
Custodian fees                                                           18,340
Printing and postage                                                     36,105
Registration fees                                                        56,757
Professional fees                                                        23,298
Other                                                                    10,618
-------------------------------------------------------------------------------
Total expenses                                                        3,552,808
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (199,518)
  Earnings and bank fee credits on cash balances                           (905)
-------------------------------------------------------------------------------
Total net expenses                                                    3,352,385
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6,493,575)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (19,434,300)
  Futures contracts                                                  (5,066,305)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (24,500,605)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (18,703,692)
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      (43,204,297)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(49,697,872)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2009  JULY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $  (6,493,575)  $ 32,902,790
Net realized gain (loss) on investments                                 (24,500,605)    12,897,302
Net change in unrealized appreciation (depreciation) on
  investments                                                           (18,703,692)    (1,707,986)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (49,697,872)    44,092,106
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (5,398,516)    (6,206,072)
    Class B                                                                (731,391)    (1,063,066)
    Class C                                                                (222,539)      (210,575)
    Class I                                                              (8,453,449)   (17,760,885)
    Class R4                                                                 (1,116)        (1,813)
    Class W                                                              (5,641,607)    (4,022,752)
  Net realized gain
    Class A                                                              (2,429,889)            --
    Class B                                                                (384,245)            --
    Class C                                                                (116,782)            --
    Class I                                                              (2,944,434)            --
    Class R4                                                                   (699)            --
    Class W                                                              (2,458,209)            --
--------------------------------------------------------------------------------------------------
Total distributions                                                     (28,782,876)   (29,265,163)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2009  JULY 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      $  90,082,065   $197,229,041
  Class B shares                                                         10,647,307     32,673,726
  Class C shares                                                          3,506,266     10,455,576
  Class I shares                                                         31,832,455    155,262,735
  Class R4 shares                                                            39,120         76,737
  Class W shares                                                         34,372,075    266,036,901
Reinvestment of distributions at net asset value
  Class A shares                                                          7,527,737      5,806,906
  Class B shares                                                          1,062,363        988,615
  Class C shares                                                            255,042        176,178
  Class I shares                                                         11,553,266     17,903,426
  Class R4 shares                                                             1,477          1,260
  Class W shares                                                          8,178,324      3,907,332
Payments for redemptions
  Class A shares                                                        (74,641,649)   (47,736,401)
  Class B shares                                                         (9,392,388)   (14,490,411)
  Class C shares                                                         (2,670,330)    (1,706,070)
  Class I shares                                                       (166,153,140)   (96,734,889)
  Class R4 shares                                                           (10,974)       (44,945)
  Class W shares                                                        (54,295,251)   (12,944,722)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (108,106,235)   516,860,995
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (186,586,983)   531,687,938
Net assets at beginning of period                                       925,750,569    394,062,631
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 739,163,586   $925,750,569
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $ (21,750,545)  $  5,191,648
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                $10.27        $9.69        $9.71       $10.02        $9.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.11)(b)      .59(b)       .35(b)       .47          .33
Net gains (losses) (both realized and
 unrealized)                                          (.42)         .49          .04         (.33)         .21
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.53)        1.08          .39          .14          .54
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.50)        (.41)        (.42)        (.34)
Distributions from realized gains                     (.10)          --           --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.33)        (.50)        (.41)        (.45)        (.34)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.41       $10.27        $9.69        $9.71       $10.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $224         $223          $66          $94          $86
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .92%(e)      .93%         .98%         .96%        1.01%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .85%(e)      .84%         .84%         .84%         .84%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (2.30%)(e)    5.74%        3.65%        4.71%        3.47%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%          59%          76%          58%          43%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (5.19%)(i)   11.24%        4.08%        1.53%        5.43%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                $10.26        $9.69        $9.70       $10.01        $9.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.14)(b)      .48(b)       .26(b)       .39          .25
Net gains (losses) (both realized and
 unrealized)                                          (.41)         .51          .06         (.33)         .20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.55)         .99          .32          .06          .45
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.42)        (.33)        (.34)        (.26)
Distributions from realized gains                     (.10)          --           --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.30)        (.42)        (.33)        (.37)        (.26)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.41       $10.26        $9.69        $9.70       $10.01
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $35          $36          $16          $34          $49
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.68%(e)     1.69%        1.74%        1.71%        1.77%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.61%(e)     1.60%        1.60%        1.62%        1.62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (2.99%)(e)    4.71%        2.68%        3.81%        2.80%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%          59%          76%          58%          43%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (5.46%)(i)   10.29%        3.40%         .73%        4.52%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                $10.26        $9.69        $9.70       $10.01        $9.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.14)(b)      .54(b)       .28(b)       .39          .25
Net gains (losses) (both realized and
 unrealized)                                          (.41)         .45          .04         (.33)         .20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.55)         .99          .32          .06          .45
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.42)        (.33)        (.34)        (.26)
Distributions from realized gains                     (.10)          --           --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.30)        (.42)        (.33)        (.37)        (.26)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.41       $10.26        $9.69        $9.70       $10.01
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $11          $11           $2           $3           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.68%(e)     1.68%        1.74%        1.71%        1.76%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.60%(e)     1.59%        1.60%        1.62%        1.62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (2.97%)(e)    5.25%        2.87%        3.79%        2.74%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%          59%          76%          58%          43%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (5.45%)(i)   10.30%        3.40%         .73%        4.51%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                $10.27        $9.69        $9.71       $10.02        $9.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)      .54(b)       .46(b)       .50          .36
Net gains (losses) (both realized and
 unrealized)                                          (.49)         .58         (.04)        (.33)         .20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.51)        1.12          .42          .17          .56
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.25)        (.54)        (.44)        (.45)        (.36)
Distributions from realized gains                     (.10)          --           --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.35)        (.54)        (.44)        (.48)        (.36)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.41       $10.27        $9.69        $9.71       $10.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $250         $402         $310         $148          $52
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .54%(e)      .56%         .58%         .58%         .65%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .51%(e)      .47%         .49%         .53%         .59%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.40%)(e)    5.34%        4.75%        5.33%        3.82%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%          59%          76%          58%          43%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.03%)(h)   11.65%        4.44%        1.84%        5.69%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                $10.26        $9.66        $9.70       $10.02        $9.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.20)(b)      .63(b)       .33(b)       .47          .35
Net gains (losses) (both realized and
 unrealized)                                          (.31)         .49          .04         (.33)         .20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.51)        1.12          .37          .14          .55
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.24)        (.52)        (.41)        (.43)        (.35)
Distributions from realized gains                     (.10)          --           --         (.03)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.34)        (.52)        (.41)        (.46)        (.35)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.41       $10.26        $9.66        $9.70       $10.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--           $2          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .85%(e)      .85%         .77%         .79%         .86%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .63%(e)      .51%         .69%         .69%         .69%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (4.21%)(e)    6.11%        3.17%        6.20%        3.36%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%          59%          76%          58%          43%
--------------------------------------------------------------------------------------------------------------
Total return                                        (4.98%)(h)   11.71%        3.92%        1.57%        5.58%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                $10.27        $9.69        $9.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.10)         .75          .33
Net gains (losses) (both realized and
 unrealized)                                          (.43)         .32         (.25)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.53)        1.07          .08
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.23)        (.49)        (.21)
Distributions from realized gains                     (.10)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.33)        (.49)        (.21)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.41       $10.27        $9.69
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $220         $254          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .99%(f)     1.00%        1.06%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .96%(f)      .92%         .93%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (2.04%)(f)    7.28%        5.19%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%          59%          76%
--------------------------------------------------------------------------------------------------------------
Total return                                        (5.24%)(i)   11.14%         .95%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Inflation Protected Securities Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. However, Class B shares are closed to new investors and new purchases.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and owned approximately 34% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
22  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair


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   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts on any U.S. or foreign exchange. The Fund also

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24  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

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may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future

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   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own

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26  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

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nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.44% to 0.25% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2009 was 0.44% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.07% of the Fund's average daily net assets.


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   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $2,445.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable

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28  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

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to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,325,000 and $72,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $155,873 for Class A, $17,140 for Class B and $9,973 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.85%
Class B.............................................  1.61
Class C.............................................  1.60
Class I.............................................  0.51
Class R4............................................  0.63
Class W.............................................  0.96


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $44,781
Class B...........................................    7,173
Class C...........................................    2,246
Class R4..........................................       13


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4............................................  $33


The management fees waived/reimbursed at the Fund level were $145,272.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

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   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



acquired funds*) will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.85%
Class B.............................................  1.61
Class C.............................................  1.60
Class I.............................................  0.51
Class R4............................................  0.73
Class W.............................................  0.96


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $905 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $22,684 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $206,655,571 and $332,116,589, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.


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30  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

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4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED JAN. 31, 2009
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A                9,186,199      784,350     (7,860,048)       2,110,501
Class B                1,072,435      110,709       (989,072)         194,072
Class C                  353,921       26,562       (282,116)          98,367
Class I                3,227,862    1,198,207    (17,034,385)     (12,608,316)
Class R4                   4,218          155         (1,109)           3,264
Class W                3,485,977      851,735     (5,733,648)      (1,395,936)
---------------------------------------------------------------------------------


                                        YEAR ENDED JULY 31, 2008
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A               19,005,381      567,279     (4,665,300)      14,907,360
Class B                3,153,169       96,910     (1,407,292)       1,842,787
Class C                1,005,266       17,195       (165,937)         856,524
Class I               14,925,659    1,762,416     (9,537,401)       7,150,674
Class R4                   7,475          122         (4,383)           3,214
Class W               25,584,775      378,288     (1,245,552)      24,717,511
---------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is

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   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $197,613,594 were on loan secured by cash collateral of $200,363,626 invested in short-term securities or cash equivalents; and U.S. government securities valued at $603,489.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $136,059 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $171,901,363 and $155,945,789, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource

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32  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

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Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of
Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. INFLATION COMPENSATION

A substantial portion of the income paid on Treasury Inflation Protected Securities (TIPS) is based on the non-seasonally adjusted urban consumer price

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   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



index (CPI), which is a measure of inflation. Because the CPI fluctuates based on the prices of consumer goods and services, the CPI started to decline in July 2008 when energy prices plummeted. This decline eventually flowed through the Fund, causing negative income for the Fund and offsetting the positive income generated by the coupon on the securities held by the Fund.

9. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

INFLATION PROTECTED SECURITIES RISK
Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

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34  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

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granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

--------------------------------------------------------------------------------
36  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT  37

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
38  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6291 F (4/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
LIMITED DURATION BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE LIMITED DURATION BOND FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A LEVEL OF CURRENT INCOME
CONSISTENT WITH PRESERVATION OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   27

Statement of Operations............   29

Statements of Changes in Net
  Assets...........................   30

Financial Highlights...............   31

Notes to Financial Statements......   37

Proxy Voting.......................   54



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Limited Duration Bond Fund (the Fund) Class A shares declined
  3.77% (excluding sales charge) for the six months ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S.
  Intermediate Aggregate Bond Index (formerly known as the Lehman Brothers Intermediate Aggregate Bond Index), which gained 3.22% for the same period.

> The Fund's peer group, as represented by the Lipper Short-Intermediate
  Investment Grade Debt Funds Index, decreased 1.70% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                 Since
                                                               inception
                          6 months*  1 year  3 years  5 years   6/19/03
------------------------------------------------------------------------
RiverSource Limited
  Duration Bond Fund
  Class A (excluding
  sales charge)             -3.77%   -6.34%   +1.05%   +1.48%    +1.37%
------------------------------------------------------------------------
Barclays Capital U.S.
  Intermediate Aggregate
  Bond Index
  (unmanaged)(1)            +3.22%   +2.82%   +5.36%   +4.25%    +3.94%
------------------------------------------------------------------------
Lipper Short-
  Intermediate
  Investment Grade Debt
  Funds Index(2)            -1.70%   -3.42%   +2.37%   +2.14%    +1.95%
------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The 3.00% sales charge applicable to Class A shares of the Fund, which changed from 4.75% effective March 3, 2008, is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index of intermediate duration fixed-income securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Short-Intermediate Investment Grade Debt Funds Index includes the 30 largest short-intermediate investment grade debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/19/03)                    -3.77%    -6.34%   +1.05%   +1.48%    +1.37%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                    -4.25%    -7.16%   +0.23%   +0.70%    +0.60%
---------------------------------------------------------------------------
Class I (inception
  6/19/03)                    -4.24%    -7.06%   +0.27%   +0.72%    +0.60%
---------------------------------------------------------------------------
Class R4 (inception
  3/4/04)                     -3.70%    -6.10%   +1.40%     N/A     +1.71%
---------------------------------------------------------------------------
Class W (inception
  6/19/03)                    -3.68%    -5.98%   +1.36%   +1.75%    +1.61%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                    -3.90%    -6.41%     N/A      N/A     -0.61%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/19/03)                    -6.67%   -10.81%   -0.57%   +0.50%    +0.49%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                    -8.95%   -11.66%   -0.99%   +0.35%    +0.44%
---------------------------------------------------------------------------
Class C (inception
  6/19/03)                    -5.18%    -7.96%   +0.27%   +0.72%    +0.60%
---------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/19/03)                    -5.52%    -6.04%   +0.85%   +1.46%    +1.25%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                    -5.89%    -6.75%   +0.07%   +0.68%    +0.50%
---------------------------------------------------------------------------
Class C (inception
  6/19/03)                    -5.99%    -6.85%   +0.07%   +0.68%    +0.48%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                     -5.45%    -5.79%   +1.17%     N/A     +1.57%
---------------------------------------------------------------------------
Class R4 (inception
  6/19/03)                    -5.43%    -5.69%   +1.15%   +1.71%    +1.49%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                    -5.65%    -6.11%     N/A      N/A     -1.00%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/19/03)                    -8.33%   -10.47%   -0.76%   +0.48%    +0.36%
---------------------------------------------------------------------------
Class B (inception
  6/19/03)                   -10.51%   -11.26%   -1.15%   +0.33%    +0.34%
---------------------------------------------------------------------------
Class C (inception
  6/19/03)                    -6.91%    -7.75%   +0.07%   +0.68%    +0.48%
---------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


On March 3, 2008, the maximum sales charge for Class A shares changed from 4.75% to 3.00%. Class A share performance for each period of one year, three years, five years and since inception reflects the maximum sales charge of 4.75%, which was in effect at the beginning of each of those periods. Class A share performance for each six-month period reflects the maximum sales charge of 3.00%, which was in effect at the beginning of each of those periods. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------

LOGO

        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                     Total       Net
                     fund        fund
                   expenses  expenses(a)
----------------------------------------
Class A              1.08%      0.89%
----------------------------------------
Class B              1.84%      1.65%
----------------------------------------
Class C              1.83%      1.64%
----------------------------------------
Class I              0.67%      0.53%
----------------------------------------
Class R4             0.98%      0.77%
----------------------------------------
Class W              1.14%      0.98%
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.64% for Class C, 0.53% for Class I, 0.77% for Class R4 and 0.98% for Class W.


PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     5.5 years
--------------------------------------
Effective duration(2)        3.3 years
--------------------------------------
Weighted average bond
  rating(3)                        AA+
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


--------------------------------------------------------------------------------
6  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION  (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                1.1%
------------------------------------------------
Commercial Mortgage-Backed                  5.1%
------------------------------------------------
Consumer Discretionary                      0.8%
------------------------------------------------
Consumer Staples                            1.7%
------------------------------------------------
Energy                                      2.2%
------------------------------------------------
Financials                                  1.8%
------------------------------------------------
Foreign Government                          0.8%
------------------------------------------------
Health Care                                 0.2%
------------------------------------------------
Industrials                                 1.3%
------------------------------------------------
Mortgage-Backed                            39.8%
------------------------------------------------
Telecommunication                           7.1%
------------------------------------------------
U.S. Government Obligations & Agencies     16.6%
------------------------------------------------
Utilities                                   5.8%
------------------------------------------------
Other(1)                                   15.7%
------------------------------------------------


(1) Cash & Cash Equivalents. Of the 15.7%, 8.1% is due to security lending activity and 7.6% is the fund's cash equivalent position.

QUALITY BREAKDOWN (at Jan. 31, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                  71.8%
------------------------------------------------
AA bonds                                    1.2%
------------------------------------------------
A bonds                                    11.0%
------------------------------------------------
BBB bonds                                  15.3%
------------------------------------------------
Non-investment grade bonds                  0.7%
------------------------------------------------
Non-rated bonds                              --%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.04% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  962.30        $4.38           .89%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.61        $4.51           .89%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  957.50        $8.10          1.65%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.80        $8.34          1.65%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  957.60        $8.05          1.64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.85        $8.29          1.64%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  963.00        $2.61           .53%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.41        $2.69           .53%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  963.20        $3.79           .77%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.21        $3.90           .77%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  961.00        $4.77           .97%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.21        $4.91           .97%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -3.77% for Class A, -4.25% for Class B, -4.24% for Class C, -3.70% for Class I, -3.68% for Class R4 and -3.90% for Class W.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

RiverSource Limited Duration Bond Fund

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (106.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (21.0%)
Federal Home Loan Mtge Corp
 07-17-15                             4.38%          $3,735,000(o)         $4,025,709
 03-15-31                             6.75              640,000               835,955
 04-16-37                             6.00              750,000               765,688
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                             5.00            1,502,000(o)          1,414,867
Federal Natl Mtge Assn
 01-02-14                             5.13            2,229,000(o)          2,270,348
 04-15-15                             5.00            1,750,000             1,949,546
U.S. Treasury
 06-30-10                             2.88            1,990,000             2,052,808
 10-31-10                             1.50            1,220,000(o)          1,234,297
 12-15-10                             4.38              690,000(o)            735,605
 12-31-13                             1.50            3,670,000(o)          3,616,385
 08-15-18                             4.00              665,000               730,045
 11-15-18                             3.75            1,945,000             2,094,532
 02-15-26                             6.00              215,000(m,o)          274,562
 02-15-29                             5.25            2,470,000(o)          2,919,617
 02-15-38                             4.38              150,000               170,016
 05-15-38                             4.50              955,000(o)          1,108,994
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00            3,171,253(e)          3,153,423
 01-15-15                             1.63            5,123,894(e)          4,963,852
                                                                      ---------------
Total                                                                      34,316,249
-------------------------------------------------------------------------------------

ASSET-BACKED (1.4%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                             5.49              325,000(j)            305,348
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             0.47              413,614(d,i)          406,681
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                             6.15              225,000(d)            209,417
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                             4.92              103,765                77,634
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                             0.65               99,278(i)             69,051
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              575,000(d,j)          388,487
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                             0.00              600,000(g)             60,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              700,000(g)            126,547
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                            50.00              300,000(g)             25,860
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57              195,986               187,190
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31               75,000(n)              6,888
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66               50,000(n)              3,604
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01               70,000(n)              4,341


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             0.57%            $750,000(i)           $347,555
                                                                      ---------------
Total                                                                       2,218,603
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (6.5%)(F)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                             5.45              675,000               442,154
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                             4.57              350,000               318,700
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                             5.68              350,000               342,073
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43              150,000               108,025
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.23              175,000               147,271
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                             7.03               82,019                81,899
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             0.75              150,000(d,i)          120,071
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                             6.18              425,000               401,218
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                             4.60              175,000               148,497
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                             3.82               65,574                61,242
Federal Natl Mtge Assn #735029
 09-01-13                             5.32              353,412               363,686
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77              400,000               339,596
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                             4.77               79,768(d)             79,378
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25              150,000(d)            131,627
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88              175,000               159,947
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                             5.55              375,000               286,897
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.28              350,000(d,i)          212,821
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.80              225,000                33,267
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13              196,139               182,827
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97               84,080                78,648
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77              375,000               318,202
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                             5.10              350,000               303,204
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18              150,000               146,362
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                             4.48              432,818               410,629
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                             5.00              625,000               368,492
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49              450,000               364,011


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79%            $300,000              $189,253
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                             5.90              550,000               220,434
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.20              225,000(d)             32,161
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97              250,000               221,787
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86              275,000               221,027
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                             5.37              250,000               165,723
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                             5.61               45,997                43,447
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                             4.71              112,747               105,652
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34              100,955                99,460
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59              300,000               260,320
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                             5.88              300,000               192,984
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                             5.45              225,000(d)            152,095
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                             6.09              475,000               355,720
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08              775,000(d)            649,448
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09              325,000               275,599
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56            1,375,000               937,896
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73              275,000               227,302
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31               75,000                51,006
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                             5.34              535,000               218,725
                                                                      ---------------
Total                                                                      10,570,783
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (50.4%)(F,Q)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.18              303,801(h)            173,819
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                             6.00              135,619                96,017
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00              800,118               425,563
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                             7.25               26,824(d,k)            3,058
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                             5.10              350,000(d,h)          240,933
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              252,541               225,156


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                             5.00%            $411,505              $294,050
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73              267,862(g)             36,744
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                             4.75              123,444               120,127
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                             5.50              944,492               737,331
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50              236,759               149,480
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                             6.00              408,439               329,042
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00              545,007               278,294
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                             6.00              240,000               151,380
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                             6.00              523,935               348,460
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50              885,005               470,401
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             0.89              751,067(i)             80,261
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                             5.56              631,519(h)            374,486
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00              296,340(d)            205,436
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.32              271,069(h)            116,799
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                             0.00            1,306,990(g,p)               --
Federal Home Loan Mtge Corp
 02-01-39                             4.50              800,000(b)            803,500
 02-01-39                             5.50            1,000,000(b)          1,023,125
 02-01-39                             6.00            2,000,000(b)          2,063,750
Federal Home Loan Mtge Corp #1B3592
 09-01-37                             6.00              271,945(h)            282,224
Federal Home Loan Mtge Corp #A10892
 07-01-33                             6.00              134,063               139,137
Federal Home Loan Mtge Corp #A12692
 10-01-32                             6.00              108,004               112,853
Federal Home Loan Mtge Corp #A13092
 09-01-33                             5.00            1,010,737             1,030,415
Federal Home Loan Mtge Corp #A13854
 09-01-33                             6.00              183,205               191,150
Federal Home Loan Mtge Corp #A28602
 11-01-34                             6.50              835,412               874,224
Federal Home Loan Mtge Corp #A83607
 12-01-38                             5.50            1,998,148             2,046,158
Federal Home Loan Mtge Corp #B11835
 01-01-19                             5.50              691,402               715,318
Federal Home Loan Mtge Corp #C77372
 03-01-33                             6.00              298,485               310,549


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #D96300
 10-01-23                             5.50%            $283,709              $291,064
Federal Home Loan Mtge Corp #E74288
 12-01-13                             6.00              101,063               105,425
Federal Home Loan Mtge Corp #E96941
 06-01-18                             4.50              112,698               114,765
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              225,962               233,076
Federal Home Loan Mtge Corp #G01864
 01-01-34                             5.00              461,194               470,173
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00            1,467,064             1,492,417
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            34.18              150,044(g)              6,084
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                            77.27              288,700(g)             17,205
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                             5.50              123,208               125,206
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                             6.50              147,165               156,712
Federal Natl Mtge Assn
 02-01-24                             4.50              550,000(b)            557,563
 02-01-24                             5.00            1,350,000(b)          1,381,219
 01-01-39                             4.50            6,500,000(b)          6,542,652
 02-01-39                             5.00            3,900,000(b)          3,964,591
 02-01-39                             5.50            2,900,000(b)          2,967,969
 02-01-39                             6.00            3,000,000(b)          3,091,874
 02-01-39                             7.00            2,500,000(b)          2,625,780
Federal Natl Mtge Assn #252440
 05-01-29                             7.00              334,135               355,097
Federal Natl Mtge Assn #254684
 03-01-18                             5.00              991,133(m)          1,019,842
Federal Natl Mtge Assn #254916
 09-01-23                             5.50              239,760               246,038
Federal Natl Mtge Assn #255408
 09-01-24                             5.50              830,022               850,513
Federal Natl Mtge Assn #255788
 06-01-15                             5.50              450,476               467,304
Federal Natl Mtge Assn #440730
 12-01-28                             6.00              149,402               156,199
Federal Natl Mtge Assn #493945
 04-01-29                             6.50               90,718(m)             95,259
Federal Natl Mtge Assn #518159
 09-01-14                             7.00              303,006               315,722
Federal Natl Mtge Assn #545869
 07-01-32                             6.50               64,463(m)             68,049
Federal Natl Mtge Assn #555340
 04-01-33                             5.50              375,872(m)            387,904
Federal Natl Mtge Assn #555528
 04-01-33                             6.00              804,008               833,388
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              108,766               111,029
Federal Natl Mtge Assn #555794
 09-01-28                             7.50               68,610                73,080
Federal Natl Mtge Assn #582154
 05-01-31                             6.50               92,663(m)             97,268
Federal Natl Mtge Assn #597374
 09-01-31                             7.00               89,854                95,632
Federal Natl Mtge Assn #611831
 02-01-31                             7.50               35,411                37,718
Federal Natl Mtge Assn #643381
 06-01-17                             6.00              147,847               154,320
Federal Natl Mtge Assn #646147
 06-01-32                             7.00              615,000               655,495
Federal Natl Mtge Assn #649876
 08-01-32                             6.50               75,289                79,541
Federal Natl Mtge Assn #650009
 09-01-31                             7.50               57,218                60,946
Federal Natl Mtge Assn #654208
 10-01-32                             6.50              188,398               197,643
Federal Natl Mtge Assn #655679
 08-01-32                             6.50              123,765               129,838
Federal Natl Mtge Assn #661815
 10-01-32                             6.00              118,207               122,705


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #662061
 09-01-32                             6.50%            $845,406              $886,892
Federal Natl Mtge Assn #677089
 01-01-33                             5.50              618,333               635,711
Federal Natl Mtge Assn #678028
 09-01-17                             6.00              116,921               122,040
Federal Natl Mtge Assn #683100
 02-01-18                             5.50              158,383               164,289
Federal Natl Mtge Assn #683116
 02-01-33                             6.00              458,615               475,373
Federal Natl Mtge Assn #689093
 07-01-28                             5.50              107,887               111,593
Federal Natl Mtge Assn #708959
 06-01-18                             4.50              414,540               422,661
Federal Natl Mtge Assn #709093
 06-01-33                             6.00              143,003               148,139
Federal Natl Mtge Assn #710780
 05-01-33                             6.00              395,714               409,927
Federal Natl Mtge Assn #711224
 06-01-33                             5.50               57,074                58,642
Federal Natl Mtge Assn #711501
 05-01-33                             5.50              136,359               140,950
Federal Natl Mtge Assn #711503
 06-01-33                             5.50              111,810               115,077
Federal Natl Mtge Assn #724867
 06-01-18                             5.00              191,326               197,879
Federal Natl Mtge Assn #725424
 04-01-34                             5.50            3,345,273(m)          3,437,197
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            1,181,513             1,211,755
Federal Natl Mtge Assn #725431
 08-01-15                             5.50              145,146               150,847
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              282,382               294,328
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            1,511,281             1,550,921
Federal Natl Mtge Assn #726940
 08-01-23                             5.50              139,223               144,286
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            1,172,266             1,195,089
Federal Natl Mtge Assn #735224
 02-01-35                             5.50            1,871,697             1,923,130
Federal Natl Mtge Assn #735578
 06-01-35                             5.00            1,193,880             1,216,004
Federal Natl Mtge Assn #735841
 11-01-19                             4.50              506,641               515,616
Federal Natl Mtge Assn #743347
 10-01-33                             6.00              124,593               129,699
Federal Natl Mtge Assn #743579
 11-01-33                             5.50              614,521               631,407
Federal Natl Mtge Assn #747339
 10-01-23                             5.50              381,975               395,891
Federal Natl Mtge Assn #753074
 12-01-28                             5.50              178,853               184,997
Federal Natl Mtge Assn #755056
 12-01-23                             5.50              551,444               565,881
Federal Natl Mtge Assn #757581
 01-01-19                             5.50              595,386               615,795
Federal Natl Mtge Assn #759330
 01-01-19                             6.50              315,851               329,672
Federal Natl Mtge Assn #763754
 02-01-29                             5.50              221,667               228,820
Federal Natl Mtge Assn #766641
 03-01-34                             5.00              840,718               857,085
Federal Natl Mtge Assn #768117
 08-01-34                             5.44              134,888(h)            136,893
Federal Natl Mtge Assn #779676
 06-01-34                             5.00            1,206,699             1,230,192
Federal Natl Mtge Assn #829227
 08-01-35                             6.00            1,165,648             1,203,872
Federal Natl Mtge Assn #831809
 09-01-36                             6.00            2,732,058(m)          2,819,085
Federal Natl Mtge Assn #869867
 04-01-21                             5.50              996,330             1,028,148
Federal Natl Mtge Assn #881629
 02-01-36                             5.50            1,058,146             1,076,201
Federal Natl Mtge Assn #885827
 06-01-36                             6.50              684,460               720,315
Federal Natl Mtge Assn #887648
 07-01-36                             5.93              833,429(h)            864,900
Federal Natl Mtge Assn #974740
 04-01-23                             6.00              981,974             1,022,611


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
 12-25-33                            14.83%            $267,477(g)            $37,613
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                            29.96              656,649(g)             74,168
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                            17.99              222,605(g)             20,656
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            26.49              128,192(g)              8,811
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00               54,149                57,088
Govt Natl Mtge Assn
 02-01-39                             5.50            1,000,000(b)          1,022,195
 02-01-39                             6.00            1,000,000(b)          1,028,750
Govt Natl Mtge Assn #567717
 06-15-32                             7.50               22,842                24,372
Govt Natl Mtge Assn #604708
 10-15-33                             5.50              214,248               220,170
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                             4.05              364,486(h)            166,179
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                             0.67              282,954(h)             80,162
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             0.80            3,373,469(g,p,r)             --
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                             6.50              787,561               347,758
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                             5.00              257,714               225,017
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                             6.00              151,718               134,727
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              156,582               145,487
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              220,312               197,408
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                             5.50              800,000               634,025
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                             6.00              323,499               190,697
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50              445,382               367,736
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                             5.28              246,706(h)            183,528


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00%          $1,526,200            $1,090,577
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50              542,455               392,433
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11              526,317(h)            381,912
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00              878,783               586,039
                                                                      ---------------
Total                                                                      82,390,863
-------------------------------------------------------------------------------------

BANKING (1.0%)
Bank of America
 Sr Unsecured
 05-01-18                             5.65              320,000               290,072
Citigroup
 Sr Unsecured
 02-14-11                             5.13              140,000(o)            134,232
 04-11-13                             5.50              735,000               672,360
Goldman Sachs Group
 Sr Nts
 02-15-19                             7.50              130,000(b)            126,946
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63              615,000               448,101
                                                                      ---------------
Total                                                                       1,671,711
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88               45,000(b,n,r)          6,300
 05-02-18                             6.88              395,000(n,r)           55,300
                                                                      ---------------
Total                                                                          61,600
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Clorox
 Sr Unsecured
 10-15-12                             5.45              245,000               250,646
 03-01-13                             5.00              105,000               105,531
                                                                      ---------------
Total                                                                         356,177
-------------------------------------------------------------------------------------

ELECTRIC (5.1%)
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                             7.00              455,000               465,355
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                             8.88              700,000               800,037
Consumers Energy
 1st Mtge
 09-15-18                             5.65               95,000                92,293
Consumers Energy
 1st Mtge Series H
 02-17-09                             4.80              810,000               809,382
Detroit Edison
 10-01-13                             6.40              285,000               298,819
Dominion Resources
 Sr Nts
 01-15-19                             8.88              145,000               164,517
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                             5.30              540,000               546,176
Duke Energy Carolinas LLC
 Sr Unsecured
 02-01-14                             6.30              430,000               441,032
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                             7.38              320,000               331,054
Exelon
 Sr Unsecured
 06-15-10                             4.45              580,000               561,728
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45              125,000               124,505
Indiana Michigan Power
 Sr Nts
 03-15-19                             7.00            1,240,000             1,231,956


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Jersey Central Power & Light
 Sr Unsecured
 02-01-19                             7.35%             $85,000               $87,456
Nevada Power
 08-01-18                             6.50              445,000               434,497
Nevada Power
 Series M
 03-15-16                             5.95               75,000                70,863
NiSource Finance
 03-01-13                             6.15              185,000               151,869
 03-15-18                             6.40               40,000                28,247
 01-15-19                             6.80              285,000               203,873
 09-15-20                             5.45              115,000                68,983
Northern States Power
 Sr Unsecured
 08-01-09                             6.88               70,000                70,986
PacifiCorp
 1st Mtge
 09-15-13                             5.45              155,000               161,314
Portland General Electric
 03-15-10                             7.88              155,000               157,198
PPL Electric Utilities
 1st Mtge
 11-30-13                             7.13              395,000               413,082
Sierra Pacific Power
 Series M
 05-15-16                             6.00              715,000               676,843
                                                                      ---------------
Total                                                                       8,392,065
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.7%)
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75              185,000               193,685
 08-01-27                             6.70              295,000               296,723
Dr Pepper Snapple Group
 05-01-18                             6.82              590,000               558,251
Molson Coors Capital Finance
 09-22-10                             4.85              640,000(c)            643,917
SABMiller
 01-15-14                             5.70            1,100,000(c,d)        1,009,118
                                                                      ---------------
Total                                                                       2,701,694
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.2%)
Southern California Gas
 1st Mtge
 03-15-14                             5.50              275,000               290,482
-------------------------------------------------------------------------------------

GAS PIPELINES (2.1%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              435,000               431,752
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              933,000               870,022
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                             6.75              110,000               114,318
Northwest Pipeline
 Sr Unsecured
 06-15-16                             7.00              210,000               203,035
 04-15-17                             5.95              495,000               458,799
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              410,000(d)            357,725
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                             6.40              480,000               460,109
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                             7.00              500,000               489,794
                                                                      ---------------
Total                                                                       3,385,554
-------------------------------------------------------------------------------------

HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
 06-15-12                             5.65              175,000               170,243
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                             6.30              160,000               108,804
 03-15-17                             5.95               75,000                46,456
                                                                      ---------------
Total                                                                         155,260
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

INDEPENDANT ENERGY (2.5%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                             2.40%            $105,000(i)           $103,141
 09-15-16                             5.95              540,000               487,162
EnCana Holdings Finance
 05-01-14                             5.80              285,000(c)            268,364
EnCana
 Sr Unsecured
 11-01-11                             6.30              605,000(c)            582,576
 10-15-13                             4.75              600,000(c)            541,988
Nexen
 Sr Unsecured
 11-20-13                             5.05               55,000(c)             50,373
 05-15-37                             6.40              410,000(c)            302,022
XTO Energy
 Sr Unsecured
 06-15-13                             4.63               40,000                37,825
 02-01-14                             4.90              775,000               742,141
 01-31-15                             5.00              470,000               421,238
 06-30-15                             5.30              665,000               600,901
                                                                      ---------------
Total                                                                       4,137,731
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Marathon Oil
 Sr Unsecured
 03-15-18                             5.90              330,000               294,712
-------------------------------------------------------------------------------------

LIFE INSURANCE (1.0%)
MetLife
 Sr Unsecured Series A
 08-15-18                             6.82              180,000               182,192
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13              760,000(d,o)          727,249
Pricoa Global Funding I
 Sr Secured
 10-18-12                             5.40              535,000(d)            487,077
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                             5.30              310,000               298,968
                                                                      ---------------
Total                                                                       1,695,486
-------------------------------------------------------------------------------------

MEDIA CABLE (0.9%)
Comcast
 03-15-11                             5.50              290,000               295,186
 03-15-16                             5.90            1,230,000             1,199,020
                                                                      ---------------
Total                                                                       1,494,206
-------------------------------------------------------------------------------------

MEDIA NON CABLE (2.7%)
British Sky Broadcasting Group
 02-23-09                             6.88              775,000(c)            776,112
 02-15-18                             6.10              730,000(c,d)          617,211
Reed Elsevier Capital
 08-01-11                             6.75              360,000               350,555
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13            1,040,000               790,578
Thomson Reuters
 08-15-09                             4.25              310,000(c)            309,347
 07-15-13                             5.95              330,000(c)            324,166
 10-01-14                             5.70              810,000(c)            746,756
 07-15-18                             6.50              475,000(c)            440,384
                                                                      ---------------
Total                                                                       4,355,109
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (--%)
General Electric Capital
 Sr Unsecured
 01-10-39                             6.88               85,000                75,313
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Weatherford Intl
 03-01-19                             9.63              155,000(c)            157,757
-------------------------------------------------------------------------------------

RAILROADS (0.8%)
Burlington Northern Sante Fe
 Sr Unsecured
 01-15-15                             4.88              205,000               192,855
CSX
 Sr Unsecured
 03-15-12                             6.30              205,000               204,761
 03-15-13                             5.75              485,000               466,780
 04-01-15                             6.25              505,000               484,559
                                                                      ---------------
Total                                                                       1,348,955
-------------------------------------------------------------------------------------

REITS (0.2%)
Brandywine Operating Partnership LP
 05-01-17                             5.70               95,000                47,429


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
REITS (CONT.)
ERP Operating LP
 Sr Unsecured
 06-15-17                             5.75%            $210,000              $169,499
Simon Property Group L
 Sr Unsecured
 12-01-16                             5.25               50,000                37,613
                                                                      ---------------
Total                                                                         254,541
-------------------------------------------------------------------------------------

RETAILERS (0.1%)
Home Depot
 Sr Unsecured
 03-01-11                             5.20              100,000               100,472
-------------------------------------------------------------------------------------

SUPERMARKETS (0.1%)
Kroger
 04-15-12                             6.75              110,000               117,141
-------------------------------------------------------------------------------------

TECHNOLOGY (0.2%)
Tyco Electronics Group
 10-01-12                             6.00                5,000(c)              4,629
 01-15-14                             5.95              420,000(c)            382,637
                                                                      ---------------
Total                                                                         387,266
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.9%)
Erac USA Finance
 10-15-17                             6.38            1,125,000(d)            677,299
FedEx
 Sr Nts
 01-15-19                             8.00              685,000               717,334
                                                                      ---------------
Total                                                                       1,394,633
-------------------------------------------------------------------------------------

TREASURY (1.0%)
U.S. Treasury
 01-31-11                             0.88            1,630,000(b)          1,627,588
-------------------------------------------------------------------------------------

WIRELESS (0.3%)
Rogers Communications
 08-15-18                             6.80              435,000(c)            449,138
-------------------------------------------------------------------------------------

WIRELINES (5.9%)
AT&T
 Sr Unsecured
 03-15-11                             6.25            1,700,000             1,778,322
 02-01-18                             5.50              220,000(o)            218,583
Telecom Italia Capital
 11-15-13                             5.25              465,000(c)            418,165
 10-01-15                             5.25              560,000(c)            476,607
Telefonica Europe
 09-15-10                             7.75              705,000(c)            745,264
TELUS
 Sr Unsecured
 06-01-11                             8.00            2,115,000(c)          2,172,342
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88            3,650,000             3,733,738
                                                                      ---------------
Total                                                                       9,543,021
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $184,617,131)                                                     $174,114,353
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)

TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                            6.71%            $455,000               $245,554
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $454,955)                                                             $245,554
-------------------------------------------------------------------------------------




MONEY MARKET FUND (9.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              15,751,262(l)        $15,751,262
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,751,262)                                                       $15,751,262
-------------------------------------------------------------------------------------




INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (10.2%)
                                                       SHARES                VALUE(a)

CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     16,667,353           $16,667,353
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $16,667,353)                                                       $16,667,353
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $217,490,701)(s)                                                  $206,778,522
=====================================================================================




FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009


                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION/
CONTRACT DESCRIPTION       LONG/(SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Long Bond, 20-year         (45)       $(5,701,641)  March 2009      $(112,931)
U.S. Treasury Note, 2-           13          2,829,125   March 2009         32,212
  year
U.S. Treasury Note, 5-         (137)       (16,189,548)  March 2009       (194,445)
  year
U.S. Treasury Note, 10-         (58)        (7,114,969)  March 2009        (50,255)
  year
------------------------------------------------------------------------------------
Total                                                                    $(325,419)
------------------------------------------------------------------------------------




                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2009



                        REFERENCED       BUY/SELL   PAY/RECEIVE    EXPIRATION    NOTIONAL   UNREALIZED
COUNTERPARTY              ENTITY        PROTECTION   FIXED RATE       DATE        AMOUNT   APPRECIATION
-------------------------------------------------------------------------------------------------------
Goldman Sachs       Home Depot              Buy          .50%    March 20, 2011   $95,000      $3,035
-------------------------------------------------------------------------------------------------------
Goldman Sachs       ConAgra Foods           Buy          .18     Sept. 20, 2011   185,000       1,702
-------------------------------------------------------------------------------------------------------
Citibank            Reed Elsevier           Buy          .26     Sept. 20, 2011    85,000       3,443
                    Capital
-------------------------------------------------------------------------------------------------------
Goldman Sachs       FirstEnergy             Buy          .60      Dec. 20, 2011   115,000         491
-------------------------------------------------------------------------------------------------------
JPMorgan Chase      Kroger                  Buy          .36     March 20, 2012   110,000       1,853
  Bank
-------------------------------------------------------------------------------------------------------
JPMorgan Chase      Cardinal Health         Buy         .225      June 20, 2012   175,000       2,361
  Bank
-------------------------------------------------------------------------------------------------------
Citibank            Clorox                  Buy          .31      Dec. 20, 2012   145,000       2,383
-------------------------------------------------------------------------------------------------------
JPMorgan Chase      NiSource Finance        Buy          .55      Dec. 20, 2012   185,000      34,620
  Bank
-------------------------------------------------------------------------------------------------------
Total                                                                                         $49,888
-------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Jan. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $29,129,476. See Note 1 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2009, the value of foreign securities represented 7.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $6,707,292 or 4.1% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


--------------------------------------------------------------------------------
22  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2009.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  -- Ambac Assurance Corporation
     FSA    -- Financial Security Assurance


(k)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                             ACQUISITION
     SECURITY                                   DATES                COST
     ---------------------------------------------------------------------
     Banc of America Funding*
       Series 2006-2 Cl N1
       7.25% 2046                      11-14-06 thru 07-18-08      $26,600


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(l) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(m) At Jan. 31, 2009, investments in securities included securities valued at $543,602 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n)  This position is in bankruptcy.

(o) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(p)  Negligible market value.

(q) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Jan. 31, 2009:

                               PRINCIPAL   SETTLEMENT    PROCEEDS
     SECURITY                    AMOUNT       DATE      RECEIVABLE     VALUE
     -------------------------------------------------------------------------
     Federal Natl Mtge Assn
       02-01-24 5.50%           $550,000    02-18-09      $569,873    $566,672




--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

(r) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(s) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $217,491,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $2,700,000
     Unrealized depreciation                          (13,412,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(10,712,000)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
24  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                        FAIR VALUE AT JAN. 31, 2009
                       ------------------------------------------------------------
                            LEVEL 1         LEVEL 2
                         QUOTED PRICES       OTHER         LEVEL 3
                           IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE   UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities              $47,355,475     $156,089,147    $3,333,900   $206,778,522
Other financial
  instruments*               (325,419)          49,888            --       (275,531)
-----------------------------------------------------------------------------------
Total                     $47,030,056     $156,139,035    $3,333,900   $206,502,991
-----------------------------------------------------------------------------------



* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of July 31, 2008                        $1,497,366
  Accrued discounts/premiums                          (44,669)
  Realized gain (loss)                                   (884)
  Change in unrealized appreciation
    (depreciation)                                 (1,230,693)
  Net purchases (sales)                              (145,981)
  Transfers in and/or out of Level 3                3,258,761
---------------------------------------------------------------
Balance as of Jan. 31, 2009                        $3,333,900
---------------------------------------------------------------





--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
26  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $185,072,086)             $174,359,907
  Affiliated money market fund (identified cost $15,751,262)         15,751,262
  Investments of cash collateral received for securities on loan
    (identified cost $16,667,353)                                    16,667,353
-------------------------------------------------------------------------------
Total investments in securities (identified cost $217,490,701)      206,778,522
Capital shares receivable                                               187,215
Dividends and accrued interest receivable                             1,420,053
Receivable for investment securities sold                            11,501,999
Variation margin receivable on futures contracts                         39,710
Unrealized appreciation on swap contracts                                49,888
-------------------------------------------------------------------------------
Total assets                                                        219,977,387
-------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable $569,873)       566,672
Disbursements in excess of cash                                           1,359
Dividends payable to shareholders                                        89,158
Capital shares payable                                                   99,879
Payable for investment securities purchased                          10,240,391
Payable for securities purchased on a forward-commitment basis       29,129,476
Payable upon return of securities loaned                             16,667,353
Accrued investment management services fees                               2,145
Accrued distribution fees                                                   647
Accrued transfer agency fees                                                313
Accrued administrative services fees                                        313
Other accrued expenses                                                   73,320
-------------------------------------------------------------------------------
Total liabilities                                                    56,871,026
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $163,106,361
-------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $    185,376
Additional paid-in capital                                          183,558,658
Excess of distributions over net investment income                      (35,308)
Accumulated net realized gain (loss)                                 (9,617,856)
Unrealized appreciation (depreciation) on investments               (10,984,509)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $163,106,361
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 24,001,362
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- JAN. 31, 2009 (UNAUDITED)

NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $58,650,538            6,667,287                       $8.80(1)
Class B                     $ 7,220,501              821,026                       $8.79
Class C                     $ 1,737,439              197,630                       $8.79
Class I                     $95,484,551           10,850,122                       $8.80
Class R4                    $     8,820                1,000                       $8.82
Class W                     $     4,512                  512                       $8.81
----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $9.07. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                      $  4,025,645
Income distributions from affiliated money market fund             142,738
Fee income from securities lending                                  14,998
--------------------------------------------------------------------------
Total income                                                     4,183,381
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                411,078
Distribution fees
  Class A                                                           76,606
  Class B                                                           36,224
  Class C                                                            8,069
  Class W                                                                6
Transfer agency fees
  Class A                                                           49,190
  Class B                                                            6,251
  Class C                                                            1,319
  Class R4                                                               2
  Class W                                                                5
Administrative services fees                                        59,949
Plan administration services fees -- Class R4                           11
Compensation of board members                                        2,857
Custodian fees                                                      27,380
Printing and postage                                                16,215
Registration fees                                                   24,155
Professional fees                                                   18,144
Other                                                                3,787
--------------------------------------------------------------------------
Total expenses                                                     741,248
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (125,819)
  Earnings and bank fee credits on cash balances                      (120)
--------------------------------------------------------------------------
Total net expenses                                                 615,309
--------------------------------------------------------------------------
Investment income (loss) -- net                                  3,568,072
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                         (4,747,622)
  Futures contracts                                             (1,916,647)
  Swap transactions                                                 (2,043)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                         (6,666,312)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (3,664,930)
--------------------------------------------------------------------------
Net gain (loss) on investments                                 (10,331,242)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $ (6,763,170)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JAN. 31, 2009  JULY 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $  3,568,072   $  7,605,255
Net realized gain (loss) on investments                             (6,666,312)       132,521
Net change in unrealized appreciation (depreciation) on
  investments                                                       (3,664,930)    (5,367,952)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        (6,763,170)     2,369,824
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (1,288,862)    (2,537,723)
    Class B                                                           (124,791)      (313,610)
    Class C                                                            (27,542)       (54,549)
    Class I                                                         (2,313,457)    (4,066,656)
    Class R4                                                              (206)          (418)
    Class W                                                                (95)          (245)
---------------------------------------------------------------------------------------------
Total distributions                                                 (3,754,953)    (6,973,201)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    12,605,783     26,521,034
  Class B shares                                                     1,353,321      2,841,062
  Class C shares                                                       399,153        331,683
  Class I shares                                                    11,418,965     32,583,257
  Class W shares                                                            --         71,191
Reinvestment of distributions at net asset value
  Class A shares                                                     1,124,659      2,285,030
  Class B shares                                                       115,835        290,222
  Class C shares                                                        24,273         48,376
  Class I shares                                                     2,299,223      4,089,623
Payments for redemptions
  Class A shares                                                   (13,952,597)   (26,063,812)
  Class B shares                                                    (1,160,045)    (5,246,848)
  Class C shares                                                      (191,090)      (338,047)
  Class I shares                                                   (17,664,557)    (7,224,331)
  Class W shares                                                            --        (71,091)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (3,627,077)    30,117,349
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (14,145,200)    25,513,972
Net assets at beginning of period                                  177,251,561    151,737,589
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $163,106,361   $177,251,561
---------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                          $    (35,308)  $    151,573
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.34        $9.58        $9.57        $9.79        $9.76
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .18(b)       .43(b)       .42(b)       .37          .29
Net gains (losses) (both realized
 and unrealized)                                      (.53)        (.27)         .02         (.21)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)         .16          .44          .16          .33
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.19)        (.40)        (.43)        (.36)        (.30)
Distributions from realized gains                       --           --           --         (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.19)        (.40)        (.43)        (.38)        (.30)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.80        $9.34        $9.58        $9.57        $9.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $59          $63          $62          $71          $83
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.07%(e)     1.08%        1.11%        1.09%        1.05%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .89%(e)      .89%         .89%         .90%         .94%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.98%(e)     4.45%        4.34%        3.80%        2.89%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            138%         218%         263%         328%         316%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (3.77%)(j)    1.56%        4.63%        1.73%        3.35%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% and 124% for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008, respectively.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).
The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                       2009(K)         2008         2007         2006         2005
Net asset value, beginning of period                 $9.34        $9.58        $9.57        $9.79        $9.76
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .14(b)       .36(b)       .34(b)       .30          .21
Net gains (losses) (both realized and
 unrealized)                                          (.54)        (.28)         .02         (.21)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.40)         .08          .36          .09          .25
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.15)        (.32)        (.35)        (.29)        (.22)
Distributions from realized gains                       --           --           --         (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.15)        (.32)        (.35)        (.31)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.79        $9.34        $9.58        $9.57        $9.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $7           $7          $10          $15          $25
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.83%(e)     1.84%        1.87%        1.86%        1.82%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.65%(e)     1.65%        1.65%        1.66%        1.70%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.22%(e)     3.69%        3.57%        3.02%        2.17%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            138%         218%         263%         328%         316%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (4.25%)(j)     .80%        3.84%        1.00%        2.56%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% and 124% for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008, respectively.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).
The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.34        $9.57        $9.56        $9.79        $9.75
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .14(b)       .36(b)       .35(b)       .30          .21
Net gains (losses) (both realized and
 unrealized)                                          (.54)        (.27)         .01         (.22)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.40)         .09          .36          .08          .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.15)        (.32)        (.35)        (.29)        (.22)
Distributions from realized gains                       --           --           --         (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.15)        (.32)        (.35)        (.31)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.79        $9.34        $9.57        $9.56        $9.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2           $2           $2           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.82%(e)     1.83%        1.86%        1.86%        1.81%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.64%(e)     1.64%        1.64%        1.67%        1.70%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.20%(e)     3.71%        3.59%        3.07%        2.14%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            138%         218%         263%         328%         316%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (4.24%)(j)     .91%        3.84%         .89%        2.67%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% and 124% for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008, respectively.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.35        $9.58        $9.57        $9.79        $9.76
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(b)       .46(b)       .45(b)       .40          .32
Net gains (losses) (both realized and
 unrealized)                                          (.55)        (.26)         .02         (.21)         .03
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)         .20          .47          .19          .35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.43)        (.46)        (.39)        (.32)
Distributions from realized gains                       --           --           --         (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.20)        (.43)        (.46)        (.41)        (.32)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.80        $9.35        $9.58        $9.57        $9.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $95         $106          $79          $66          $70
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .66%(e)      .67%         .70%         .69%         .73%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .53%(e)      .52%         .54%         .58%         .68%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.35%(e)     4.83%        4.70%        4.17%        3.27%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            138%         218%         263%         328%         316%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.70%)(i)    2.04%        4.99%        2.03%        3.62%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% and 124% for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008, respectively.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.37        $9.58        $9.57        $9.79        $9.75
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(b)       .47(b)       .43(b)       .38          .30
Net gains (losses) (both realized and
 unrealized)                                          (.55)        (.26)         .02         (.21)         .05
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)         .21          .45          .17          .35
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.42)        (.44)        (.37)        (.31)
Distributions from realized gains                       --           --           --         (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.20)        (.42)        (.44)        (.39)        (.31)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.82        $9.37        $9.58        $9.57        $9.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .94%(e)      .98%         .98%         .92%         .95%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .52%(e)      .51%         .73%         .74%         .77%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.34%(e)     4.84%        4.48%        3.91%        3.22%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            138%         218%         263%         328%         316%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.68%)(i)    2.14%        4.82%        1.88%        3.62%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% and 124% for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008, respectively.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


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            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(k)          2008     2007(b)
Net asset value, beginning of period                 $9.36        $9.58        $9.76
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .18          .47          .27
Net gains (losses) (both realized and
 unrealized)                                          (.55)        (.30)        (.18)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.37)         .17          .09
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.18)        (.39)        (.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.81        $9.36        $9.58
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.08%(f)     1.14%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .97%(f)        .97%       .97%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       3.90%(f)       4.50%      4.34%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(i)                            138%         218%         263%
--------------------------------------------------------------------------------------------------------------
Total return                                        (3.90%)(j)    1.68%      1.00%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% and 124% for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008, respectively.
(j) Not annualized.
(k) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Limited Duration Bond Fund (the Fund) is a series of RiverSource Bond Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Bond Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in securities like those included in the Barclays Capital U.S. Intermediate Aggregate Bond Index (the Index). The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. However, Class B shares are closed to new investors and new purchases.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2009, RiverSource Life Insurance Company (RiverSource Life), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class R4 shares. The Investment Manager and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares. At Jan. 31, 2009, RiverSource Life, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 59% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed.

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38  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $3,058 representing less than .01% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2009, the Fund had outstanding when-issued securities of $29,091,806 and other forward commitments of $37,670.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
40  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



"marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment that may be made by the Fund may equal the notional amount (shown in the Credit Default Swap Contracts Outstanding table following the Portfolio of Investments), at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. At Jan. 31, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default

--------------------------------------------------------------------------------
42  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


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44  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

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2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2009 was 0.48% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $406.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.


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            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $289,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $18,395 for Class A, $2,023 for Class B and $272 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.89%
Class B.............................................  1.65
Class C.............................................  1.64
Class I.............................................  0.53
Class R4............................................  0.52
Class W.............................................  0.97




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46  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

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The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $15,229
Class B...........................................    1,812
Class C...........................................      411
Class R4..........................................        2


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4............................................  $11


The management fees waived/reimbursed at the Fund level were $108,354.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.89%
Class B.............................................  1.65
Class C.............................................  1.64
Class I.............................................  0.53
Class R4............................................  0.77
Class W.............................................  0.98


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $120 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $27,329 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $245,943,782 and $240,174,290, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED JAN. 31, 2009
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                1,398,642     125,870     (1,564,643)        (40,131)
Class B                  150,511      12,971       (129,296)         34,186
Class C                   45,100       2,718        (21,555)         26,263
Class I                1,253,235     257,083     (1,957,105)       (446,787)
--------------------------------------------------------------------------------


                                        YEAR ENDED JULY 31, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                2,750,325     237,754     (2,705,890)        282,189
Class B                  294,168      30,189       (547,491)       (223,134)
Class C                   34,460       5,036        (35,142)          4,354
Class I                3,385,589     425,624       (748,491)      3,062,722
Class W                    7,375          --         (7,375)             --
--------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral

--------------------------------------------------------------------------------
48  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $24,001,362 were on loan secured by cash collateral of $16,667,353 invested in short-term securities or cash equivalents; and U.S. government securities valued at $7,873,226.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $14,998 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 to Nov. 30, 2008 the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $33,510,949 and $36,696,686, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $2,205,797 at July 31, 2008, that if not offset by capital gains will expire in 2015.


--------------------------------------------------------------------------------
50  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $285,416 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering

--------------------------------------------------------------------------------
52 RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.



--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT  53

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
54  RIVERSOURCE LIMITED DURATION BOND FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE LIMITED DURATION BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6276 G (4/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       RiverSource Bond Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 1, 2009